Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 13, 2012
Document And Entity Information
Entity Registrant Name	Pacific Ethanol, Inc.
Entity Central Index Key	0000778164
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		144,672,406
Document Fiscal Year Focus	2012

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 18,671	$ 8,914	$ 8,736
Accounts receivable, net	27,513	28,140	25,855
Inventories	14,374	16,131	17,306
Prepaid inventory	6,095	9,239	2,715
Other current assets	2,312	4,324	2,712
Total current assets	68,965	66,748	57,324
Property and equipment, net	153,109	159,617	168,976
Other Assets:
Intangible assets, net	3,865	4,458	5,382
Other assets	1,723	1,653	2,401
Total other assets	5,588	6,111	7,783
Total Assets**	227,662	232,476	234,083
Current Liabilities:
Accounts payable - trade	8,484	5,519	6,472
Accrued liabilities	3,560	2,713	3,251
Accrued preferred dividends		7,315
Current portion - long-term debt (including $750 to related party)	50,105	750	38,108
Total current liabilities	62,149	16,297	47,831
Long-term debt, net of current portion	68,990	93,689	84,981
Accrued preferred dividends	6,583		6,050
Warrant liabilities	6,495	1,921
Other liabilities	1,348	1,305	7,406
Total Liabilities**	145,565	113,212	146,268
Commitments and Contingencies (Notes 4, 5 and 7)
Pacific Ethanol, Inc. Stockholders' Equity:
Common stock, $0.001 par value; 300,000,000 shares authorized; 144,710,897 and 86,631,664 shares issued and outstanding as of September 30, 2012 and December 31, 2011, respectively	145	87	13
Additional paid-in capital	581,985	556,871	504,623
Accumulated deficit	(524,487)	(509,985)	(511,794)
Total Pacific Ethanol, Inc. Stockholders' Equity	57,644	46,974	(7,157)
Noncontrolling interest in variable interest entity	24,453	72,290	94,972
Total Stockholders' Equity	82,097	119,264	87,815
Total Liabilities and Stockholders' Equity	227,662	232,476	234,083
SeriesAPreferredStockMember
Pacific Ethanol, Inc. Stockholders' Equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; Series A: 1,684,375 shares authorized; 0 shares issued and outstanding as of September 30, 2012 and December 31, 2011; Series B: 1,580,790 shares authorized; 926,942 shares issued and outstanding as of September 30, 2012 and December 31, 2011; liquidation preference of $24,659 as of September 30, 2012	0	0
SeriesBPreferredStockMember
Pacific Ethanol, Inc. Stockholders' Equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; Series A: 1,684,375 shares authorized; 0 shares issued and outstanding as of September 30, 2012 and December 31, 2011; Series B: 1,580,790 shares authorized; 926,942 shares issued and outstanding as of September 30, 2012 and December 31, 2011; liquidation preference of $24,659 as of September 30, 2012	$ 1	$ 1

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current portion of long term debt to related party	$ 750	$ 750	$ 0
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	300,000,000	300,000,000	300,000,000
Common stock, issued	144,710,897	86,631,664	12,918,144
Common stock, outstanding	144,710,897	86,631,664	12,918,144
SeriesAPreferredStockMember
Preferred stock shares authorized	1,684,375	1,684,375	1,684,375
Preferred stock shares issued	0	0	0
Preferred stock Series outstanding	0	0	0
SeriesBPreferredStockMember
Preferred stock shares authorized	1,580,790	1,580,790	1,580,790
Preferred stock shares issued	926,942	926,942	1,455,924
Preferred stock Series outstanding	926,942	926,942	1,455,924
Preferred stock Series B liquidation preference (in Dollars)	$ 24,659

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 619,026	$ 659,390	$ 901,188	$ 328,332
Cost of goods sold	633,843	647,355	881,789	329,143
Gross profit (loss)	(14,817)	12,035	19,399	(811)
Selling, general and administrative expenses	9,400	11,742	15,427	12,956
Income (loss) from operations	(24,217)	293	3,972	(13,767)
Fair value adjustments on convertible debt and warrants	352	6,968	7,559	(11,736)
Loss on investment in Front Range				(12,146)
Loss on extinguishment of debt				(2,159)
Interest expense, net	(9,380)	(11,337)	(14,813)	(6,804)
Other income (expense), net	(499)	(709)	(741)	840
Loss before provision for income taxes	(33,744)	(4,785)	(4,023)	(45,772)
Reorganization costs				(4,153)
Gain from bankruptcy exit				119,408
Provision for income taxes
Consolidated net income (loss)	(33,744)	(4,785)	(4,023)	69,483
Net loss attributed to noncontrolling interest in variable interest entity	20,191	9,905	7,097	4,409
Net income (loss) attributed to Pacific Ethanol, Inc.	(13,553)	5,120	3,074	73,892
Preferred stock dividends	(949)	(946)	(1,265)	(2,847)
Income (loss) available to common stockholders	$ (14,502)	$ 4,174	$ 1,809	$ 71,045
Net income (loss) per share, basic and diluted	$ (0.15)	$ 0.2	$ 0.05	$ 6.76
Weighted-average shares outstanding, basic	96,203	21,230	33,733	10,514
Weighted-average shares outstanding, diluted	96,203	21,328	33,984	13,377

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Consolidated net loss	$ (33,744)	$ (4,785)	$ (4,023)	$ 69,483
Adjustments to reconcile consolidated net loss to cash used in operating activities:
Depreciation and amortization of intangibles	9,216	9,490	12,648	9,110
Fair value adjustments on convertible debt and warrants	(352)	(6,968)	(7,559)	11,736
Inventory valuation	275	157	47	(490)
Gain on derivative instruments			(96)	(1,049)
Amortization of deferred financing fees	455	485	651	1,001
Noncash compensation	705	1,978	2,278	2,471
Derivative instruments	(202)	(334)
Bad debt recovery	(15)	(185)	(218)	(184)
Interest on convertible debt paid with stock			3,076
Gain on bankruptcy exit				(119,408)
Loss on investment in Front Range, held for sale				12,146
Loss on extinguishment of debt				2,159
Bargain purchase of New PE Holdco				(1,566)
Equity earnings on Front Range				928
Changes in operating assets and liabilities:
Accounts receivable	642	(2,204)	(2,067)	(13,789)
Inventories	1,482	(5,280)	1,128	(7,462)
Prepaid expenses and other assets	1,480	(368)	(933)	(516)
Prepaid inventory	3,144	(3,466)	(6,524)	477
Accounts payable and accrued expenses	5,492	3,920	(2,358)	(1,968)
Net cash used in operating activities	(11,422)	(7,560)	(3,950)	(36,921)
Investing Activities:
Purchase of ownership interest in New PEHC	(10,000)
Additions to property and equipment	(2,115)	(1,459)	(2,365)	(643)
Investments in New PE Holdco, net of cash acquired			(9,117)	(19,494)
Proceeds from sale of investment in Front Range				18,500
Net cash impact of deconsolidation of Front Range				(10,486)
Net cash impact of bankruptcy exit				(1,301)
Net cash used in investing activities	(12,115)	(1,459)	(11,482)	(13,424)
Financing Activities:
Net proceeds from sales of common stock and warrants	20,994		7,364
Net proceeds from borrowings	13,249	17,091	9,958	17,522
Preferred stock dividends paid	(949)
Proceeds from convertible notes and warrants				35,000
Principal payments on convertible notes			(1,212)
Payments for debt issuance costs				(2,909)
Proceeds from borrowings under DIP Financing				5,173
Principal payments paid on related party borrowings			(500)	(13,250)
Net cash (used in) provided by financing activities	33,294	17,091	15,610	41,536
Net increase in cash and cash equivalents	9,757	8,072	178	(8,809)
Cash and cash equivalents at beginning of period	8,914	8,736	8,736	17,545
Cash and cash equivalents at end of period	18,671	16,808	8,914	8,736
Supplemental Information:
Interest paid	7,504	8,047	11,669	9,771
Noncash financing and investing activities:
Preferred stock dividends paid in common stock	732
Notes issued for purchase of ownership interest in New PEHC	10,000
Accrued interest added to term loan	1,407
Preferred stock dividends accrued		946	1,265	2,847
Debt extinguished with issuance of common stock		25,388	33,788	19,000
Reclass of warrant liabilitiy to equity upon cashless net exercise of warrants			$ 1,157

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Noncontrolling Interest	Total
Balances at Dec. 31, 2009	$ 2	$ 8	$ 480,997	$ (581,076)	$ 42,271	$ (57,798)
Balances (in Shares) at Dec. 31, 2009	2,346	8,210
Deconsolidation of Front Range				(1,763)	(42,271)	(44,034)
Consolidation of New PE Holdco					99,381	99,381
Stock-based compensation expense - restricted stock		1	2,470			2,471
Stock-based compensation expense - restricted stock (in Shares)		560
Conversion of preferred stock to common stock	(1)	1
Conversion of preferred stock to common stock (in Shares)	(890)	707
Shares issued in debt extinguishments		3	21,156			21,159
Shares issued in debt extinguishments (in Shares)		3,441
Preferred stock dividends				(2,847)		(2,847)
Net income (loss)				73,892	(4,409)	69,483
Balances at Dec. 31, 2010	1	13	504,623	(511,794)	94,972	87,815
Balances (in Shares) at Dec. 31, 2010	1,456	12,918
Stock-based compensation expense - restricted stock			2,278			2,278
Stock-based compensation expense - restricted stock (in Shares)		264
Conversion of preferred stock to common stock (in Shares)	(529)	444
Shares issued on Convertible Notes		64	36,800			36,864
Shares issued on Convertible Notes (in Shares)		63,859
Shares issued in private placement		8	5,547			5,555
Shares issued in private placement (in Shares)		7,625
Warrant exercises		2	1,155			1,157
Warrant exercises (in Shares)		1,522
Purchase of interests in New PE Holdco			6,468		(15,585)	(9,117)
Preferred stock dividends				(1,265)		(1,265)
Net income (loss)				3,074	(7,097)	(4,023)
Balances at Dec. 31, 2011	$ 1	$ 87	$ 556,871	$ (509,985)	$ 72,290	$ 119,264
Balances (in Shares) at Dec. 31, 2011	927	86,632

1. ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization And Basis Of Presentation
1. ORGANIZATION AND BASIS OF PRESENTATION.

Organization and Business – The consolidated financial statements include the accounts of Pacific Ethanol, Inc., a Delaware corporation (“Pacific Ethanol”), and its wholly-owned subsidiaries, including Kinergy Marketing LLC, an Oregon limited liability company (“Kinergy”) and its wholly-owned subsidiary Pacific Ag. Products, LLC, a California limited liability company (“PAP”) for all periods presented, and for the periods specified below, the Plant Owners (as defined below) (collectively, the “Company”).

The Company is the leading marketer and producer of low-carbon renewable fuels in the Western United States. The Company also sells ethanol co-products, including wet distillers grain and syrup (“WDG”), and provides transportation, storage and delivery of ethanol through third-party service providers in the Western United States, primarily in California, Arizona, Nevada, Utah, Oregon, Colorado, Idaho and Washington. The Company sells ethanol produced by the Pacific Ethanol Plants (as defined below) and unrelated third parties to gasoline refining and distribution companies and sells its WDG to dairy operators and animal feed distributors.

The Company manages the production and operation of the four ethanol production facilities, namely, Pacific Ethanol Madera LLC, Pacific Ethanol Columbia, LLC, Pacific Ethanol Stockton, LLC and Pacific Ethanol Magic Valley, LLC (collectively, the “Pacific Ethanol Plants”) and their holding company, Pacific Ethanol Holding Co. LLC (“PEHC,” and together with the Pacific Ethanol Plants, the “Plant Owners”). PEHC is a wholly-owned subsidiary of New PE Holdco LLC (“New PE Holdco”) which, in turn, is a subsidiary of the Company. These four facilities have an aggregate annual production capacity of up to 200 million gallons. As of September 30, 2012, three of the facilities were operating and one of the facilities was idled. When market conditions permit, and with approval of New PE Holdco, the Company intends to resume operations at the Madera, California facility.

On October 6, 2010, the Company purchased an initial 20% ownership interest in New PE Holdco, a variable interest entity (“VIE”), from a number of New PE Holdco’s owners. At that time, the Company determined it was the primary beneficiary of New PE Holdco, and as such, has consolidated the results of New PE Holdco since then. See Note 2 – Variable Interest Entity. On each of November 29, 2011 and December 19, 2011, the Company purchased an additional 7% ownership interest in New PE Holdco. Further, on July 13, 2012, the Company purchased an additional 33% ownership interest in New PE Holdco, bringing the Company’s total ownership interest in New PE Holdco to 67% as of September 30, 2012.

Liquidity – Despite the liquidity risks relative to the Plant Owners’ credit facilities, the Company believes that current and future available capital resources, revenues generated from operations, and other existing sources of liquidity, including its credit facilities, will be adequate to meet its anticipated working capital and capital expenditure requirements for the next twelve months. See Note 5 – Debt. If, however, the Company’s capital requirements or cash flow vary materially from its current projections, or if other unforeseen circumstances occur, such as a lack of significant improvement or further deterioration of corn crush margins, the Company may require additional financing during that period. The Company’s failure to raise capital, if needed, could restrict its growth, hinder its ability to compete and adversely impact its operations.

Basis of Presentation–Interim Financial Statements – The accompanying unaudited consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Results for interim periods should not be considered indicative of results for a full year. These interim consolidated financial statements should be read in conjunction with the consolidated financial statements for the years ended December 31, 2011 and 2010 and related notes beginning on page F-20 of this prospectus. The accounting policies used in preparing these consolidated financial statements are the same as those described in Note 1 to such consolidated financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement of the results for interim periods have been included. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates - The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required as part of determining the consolidation of VIEs, fair value of convertible notes and warrants, allowance for doubtful accounts, estimated lives of property and equipment and intangibles, long-lived asset impairments, valuation allowances on deferred income taxes and the potential outcome of future tax consequences of events recognized in the Company’s financial statements or tax returns. Actual results and outcomes may materially differ from management’s estimates and assumptions.

Reclassification - Reclassifications of prior year’s data have been made to conform to 2012 classifications. Such classifications had no effect on net income (loss) reported in the consolidated statements of operations.

Accounts Receivable and Allowance for Doubtful Accounts – Trade accounts receivable are presented at face value, net of the allowance for doubtful accounts. The Company sells ethanol to gasoline refining and distribution companies and sells WDG to dairy operators and animal feed distributors generally without requiring collateral.

The Company maintains an allowance for doubtful accounts for balances that appear to have specific collection issues. The collection process is based on the age of the invoice and requires attempted contacts with the customer at specified intervals. If, after a specified number of days, the Company has been unsuccessful in its collection efforts, a bad debt allowance is recorded for the balance in question. Delinquent accounts receivable are charged against the allowance for doubtful accounts once uncollectibility has been determined. The factors considered in reaching this determination are the apparent financial condition of the customer and the Company’s success in contacting and negotiating with the customer. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of ability to make payments, additional allowances may be required.

Of the total accounts receivable balance, approximately $25,540,000 and $23,715,000 at September 30, 2012 and December 31, 2011, respectively, were used as collateral under Kinergy’s working capital line of credit. The allowance for doubtful accounts was $9,000 and $24,000 as of September 30, 2012 and December 31, 2011, respectively. The Company recorded net bad debt recoveries of $15,000 and $185,000 for the nine months ended September 30, 2012 and 2011, respectively.

Organization and Business – The consolidated financial statements include the accounts of Pacific Ethanol, Inc., a Delaware corporation (“Pacific Ethanol”), and its wholly-owned subsidiaries, including Pacific Ethanol California, Inc., a California corporation (“PEI California”), Kinergy Marketing, LLC, an Oregon limited liability company (“Kinergy”) and Pacific Ag. Products, LLC, a California limited liability company (“PAP”) for all periods presented, and for the periods specified below, New PE Holdco, which owns the Plant Owners (each as defined below) (collectively, the “Company”).

The Company is the leading marketer and producer of low carbon renewable fuels in the Western United States. The Company also sells ethanol co-products, including wet distillers grain (“WDG”), and provides transportation, storage and delivery of ethanol through third-party service providers in the Western United States, primarily in California, Arizona, Nevada, Utah, Oregon, Colorado, Idaho and Washington. The Company sells ethanol produced by the Pacific Ethanol Plants (as defined below) and unrelated third parties to gasoline refining and distribution companies and sells its WDG to dairy operators and animal feed distributors.

On May 17, 2009, five indirect wholly-owned subsidiaries of Pacific Ethanol, Inc., namely, Pacific Ethanol Madera LLC, Pacific Ethanol Columbia, LLC, Pacific Ethanol Stockton, LLC and Pacific Ethanol Magic Valley, LLC (collectively, the “Pacific Ethanol Plants”) and Pacific Ethanol Holding Co. LLC (together with the Pacific Ethanol Plants, the “Plant Owners”) each filed voluntary petitions for relief under chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”) in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) in an effort to restructure their indebtedness (the “Chapter 11 Filings”). Pacific Ethanol, PEI California, Kinergy and PAP did not, at any time, file for protection under the Bankruptcy Code.

On June 29, 2010 (the “Effective Date”), the Plant Owners declared effective their amended joint plan of reorganization (the “Plan”) with the Bankruptcy Court, which was structured in cooperation with certain of the Plant Owners’ secured lenders. Under the Plan, on the Effective Date, 100% of the ownership interests in the Plant Owners were transferred to a newly-formed limited liability company, New PE Holdco, LLC (“New PE Holdco”) which became at that time wholly-owned by certain prepetition lenders, resulting in each of the Plant Owners becoming wholly-owned subsidiaries of New PE Holdco.

The Company manages the production and operation of the Pacific Ethanol Plants. These four facilities have an aggregate annual production capacity of up to 200 million gallons. As of December 31, 2011, three of the facilities were operating and one of the facilities was idled. When market conditions permit, and with approval of New PE Holdco, the Company intends to resume operations at the Madera, California facility.

On October 6, 2010, the Company purchased a 20% ownership interest in New PE Holdco, a variable interest entity (“VIE”), from a number of New PE Holdco’s owners. At that time, the Company determined it was the primary beneficiary of New PE Holdco, and as such, has consolidated the results of New PE Holdco since then. See Note 2 – Variable Interest Entities. On each of November 29, 2011 and December 19, 2011, the Company purchased an additional 7% interest in New PE Holdco, bringing the Company’s total ownership interest in New PE Holdco to 34%. As of December 31, 2011, the Company held a 34% ownership interest in New PE Holdco.

Basis of Presentation – The consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in United States (“GAAP”) and include the accounts of the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

Consolidation of Variable Interest Entities – Effective January 1, 2010, the Company adopted the amended guidance in the Financial Standards Accounting Board’s Accounting Standards Codification 810, Consolidation, surrounding a company’s analysis to determine whether any of its variable interests constitute controlling financial interests in a VIE. This analysis identifies the primary beneficiary of a VIE as the enterprise that has both of the following characteristics: (i) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance, and (ii) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a VIE operates as designed when determining whether it has the power to direct the activities of the VIE that most significantly impact the entity’s economic performance. The amended guidance also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a VIE.

Since January 1, 2010, the Company identified Front Range Energy, LLC (“Front Range”), an entity in which the Company held a 42% ownership interest, and New PE Holdco as VIEs.

Prior to January 1, 2010, under the original guidance, the Company determined that it must consolidate Front Range, which owns an ethanol plant located in Windsor, Colorado, with an annual production capacity of up to 50 million gallons. Under the amended guidance, the Company determined effective January 1, 2010, that it was no longer the primary beneficiary of Front Range and, as a result, no longer consolidated Front Range’s results and instead recorded its investment in Front Range under the equity method of accounting. On October 6, 2010, the Company sold its entire 42% ownership interest in Front Range.

On the Effective Date, the Company determined that New PE Holdco was a VIE, however, the Company did not believe it was New PE Holdco’s primary beneficiary. On October 6, 2010, upon the Company’s purchase of a 20% interest in New PE Holdco, the Company determined that it was New PE Holdco’s primary beneficiary and began consolidating the results of New PE Holdco. As long as the Company is deemed New PE Holdco’s primary beneficiary, the Company must treat New PE Holdco as a consolidated subsidiary for financial reporting purposes.

Reverse Stock Split – On June 8, 2011, the Company effected a one-for-seven reverse stock split. All share and per share information has been restated to retroactively show the effect of this stock split.

Liquidity – The Company believes that current and future available capital resources, revenues generated from operations, and other existing sources of liquidity, including its credit facilities, will be adequate to meet its anticipated working capital and capital expenditure requirements for at least the next twelve months. If, however, the Company’s capital requirements or cash flow vary materially from its current projections, if unforeseen circumstances occur, or if the Company requires a significant amount of cash to fund future acquisitions, the Company may require additional financing. The Company’s failure to raise capital, if needed, could restrict its growth, or hinder its ability to compete.

Cash and Cash Equivalents – The Company considers all highly-liquid investments with an original maturity of three months or less to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts – Trade accounts receivable are presented at face value, net of the allowance for doubtful accounts. The Company sells ethanol to gasoline refining and distribution companies and sells WDG to dairy operators and animal feed distributors generally without requiring collateral. Due to a limited number of ethanol customers, the Company had significant concentrations of credit risk from sales of ethanol as of December 31, 2011 and 2010, as described below.

The Company maintains an allowance for doubtful accounts for balances that appear to have specific collection issues. The collection process is based on the age of the invoice and requires attempted contacts with the customer at specified intervals. If, after a specified number of days, the Company has been unsuccessful in its collection efforts, a bad debt allowance is recorded for the balance in question. Delinquent accounts receivable are charged against the allowance for doubtful accounts once uncollectibility has been determined. The factors considered in reaching this determination are the apparent financial condition of the customer and the Company’s success in contacting and negotiating with the customer. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of ability to make payments, additional allowances may be required.

Of the accounts receivable balance, approximately $23,715,000 and $20,977,000 at December 31, 2011 and 2010, respectively, were used as collateral under Kinergy’s working capital line of credit. The allowance for doubtful accounts was $24,000 and $287,000 as of December 31, 2011 and 2010, respectively. The Company recorded a bad debt recovery of $218,000 and $184,000 for the years ended December 31, 2011 and 2010, respectively. The Company does not have any off-balance sheet credit exposure related to its customers.

Concentrations of Credit Risk – Credit risk represents the accounting loss that would be recognized at the reporting date if counterparties failed completely to perform as contracted. Concentrations of credit risk, whether on- or off-balance sheet, that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions described below. Financial instruments that subject the Company to credit risk consist of cash balances maintained in excess of federal depository insurance limits and accounts receivable, which have no collateral or security. The Company has not experienced any losses in such accounts and believes that it is not exposed to any significant risk of loss of cash.

The Company sells fuel-grade ethanol to gasoline refining and distribution companies. The Company had one customer representing 22% and 19% of total net sales for the years ended December 31, 2011 and 2010, respectively. The Company did not have any other customers with sales of 10% or more of total net sales.

The Company had accounts receivable due from this customer totaling $6,267,000 and $6,326,000, representing 22% and 24% of total accounts receivable as of December 31, 2011 and 2010, respectively.

The Company purchases fuel-grade ethanol and corn, its largest cost component in producing ethanol, from its suppliers. The Company had purchases from ethanol and corn suppliers representing 10% or more of total purchases by the Company in the purchase and production of ethanol as follows:

	Years Ended December 31,
	2011	2010
Supplier A	39%	31%
Supplier B	13%	16%
Supplier C	12%	13%

Inventories – Inventories consisted primarily of bulk ethanol and unleaded fuel, and are valued at the lower-of-cost-or-market, with cost determined on a first-in, first-out basis. Inventory balances consisted of the following (in thousands):

	December 31,
	2011	2010
Finished goods	$9,429	$11,105
Work in progress	4,284	4,087
Raw materials	1,334	1,308
Other	1,084	806
Total	$16,131	$17,306

Property and Equipment – Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings	40 years
Facilities and plant equipment	10 – 25 years
Other equipment, vehicles and furniture	5 – 10 years

The cost of normal maintenance and repairs is charged to operations as incurred. Significant capital expenditures that increase the life of an asset are capitalized and depreciated over the estimated remaining useful life of the asset. The cost of fixed assets sold, or otherwise disposed of, and the related accumulated depreciation or amortization are removed from the accounts, and any resulting gains or losses are reflected in current operations.

Intangible Assets – The Company amortizes intangible assets with definite lives using the straight-line method over their established lives, generally 2-10 years. Additionally, the Company tests these assets with established lives for impairment if conditions exist that indicate that carrying values may not be recoverable. Possible conditions leading to the unrecoverability of these assets include changes in market conditions, changes in future economic conditions or changes in technological feasibility that impact the Company’s assessments of future operations. If the Company determines that an impairment charge is needed, the charge will be recorded in selling, general and administrative expenses in the consolidated statements of operations.

Deferred Financing Costs – Deferred financing costs, which are included in other assets, are costs incurred to obtain debt financing, including all related fees, and are amortized as interest expense over the term of the related financing using the straight-line method which approximates the interest rate method. Amortization of deferred financing costs was $651,000 and $1,001,000 for the years ended December 31, 2011 and 2010, respectively. Unamortized deferred financing costs were approximately $1,017,000 at December 31, 2011 and are recorded in other assets in the consolidated balance sheets.

Derivative Instruments and Hedging Activities – Derivative transactions, which can include forward contracts and futures positions on the New York Mercantile Exchange and the Chicago Board of Trade and interest rate caps and swaps are recorded on the balance sheet as assets and liabilities based on the derivative’s fair value. Changes in the fair value of derivative contracts are recognized currently in income unless specific hedge accounting criteria are met. If derivatives meet those criteria, effective gains and losses are deferred in accumulated other comprehensive income (loss) and later recorded together with the hedged item in consolidated income (loss). For derivatives designated as a cash flow hedge, the Company formally documents the hedge and assesses the effectiveness with associated transactions. The Company has designated and documented contracts for the physical delivery of commodity products to and from counterparties as normal purchases and normal sales.

Revenue Recognition – The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when there is persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed or determinable, and collection is reasonably assured. The Company derives revenue primarily from sales of ethanol and related co-products. The Company recognizes revenue when title transfers to its customers, which is generally upon the delivery of these products to a customer’s designated location. These deliveries are made in accordance with sales commitments and related sales orders entered into with customers either verbally or in written form. The sales commitments and related sales orders provide quantities, pricing and conditions of sales. In this regard, the Company engages in three basic types of revenue generating transactions:

·	As a producer. Sales as a producer consist of sales of the Company’s inventory produced at the Pacific Ethanol Plants.
·	As a merchant. Sales as a merchant consist of sales to customers through purchases from third-party suppliers in which the Company may or may not obtain physical control of the ethanol or co-products, in which shipments are directed from the Company’s suppliers to its terminals or direct to its customers but for which the Company accepts the risk of loss in the transactions.
·	As an agent. Sales as an agent consist of sales to customers through purchases from third-party suppliers in which the risks and rewards of inventory ownership remain with third-party suppliers and the Company receives a predetermined service fee under these transactions.

Revenue from sales of third-party ethanol and co-products is recorded net of costs when the Company is acting as an agent between a customer and a supplier and gross when the Company is a principal to the transaction. The Company recorded $2,856,000 and $3,043,000 in net sales when acting as an agent for the years ended December 31, 2011 and 2010, respectively. Several factors are considered to determine whether the Company is acting as an agent or principal, most notably whether the Company is the primary obligor to the customer and whether the Company has inventory risk and related risk of loss or whether the Company adds meaningful value to the supplier’s product or service. Consideration is also given to whether the Company has latitude in establishing the sales price or has credit risk, or both. When the Company acts as an agent, it recognizes revenue on a net basis or recognizes its predetermined fees and any associated freight, based upon the amount of net revenues retained in excess of amounts paid to suppliers.

The Company records revenues based upon the gross amounts billed to its customers in transactions where the Company acts as a producer or a merchant and obtains title to ethanol and its co-products and therefore owns the product and any related, unmitigated inventory risk for the ethanol, regardless of whether the Company actually obtains physical control of the product.

Shipping and Handling Costs – Shipping and handling costs are classified as a component of cost of goods sold in the accompanying consolidated statements of operations.

California Ethanol Producer Incentive Program – The Company is eligible to participate in the California Ethanol Producer Incentive Program (“CEPIP”) through the Pacific Ethanol Plants located in California. The CEPIP is a program that may provide funds to an eligible California facility—up to $0.25 per gallon of production—when current production corn crush spreads, measured as the difference between specified ethanol and corn index prices, drop below $0.55 per gallon. The program may provide up to $3,000,000 per plant per year of operation through 2014. For any month in which a payment is made by the CEPIP, the Company may be required to reimburse the funds within the subsequent five years from each payment date, if the corn crush spreads exceed $1.00 per gallon. Since these funds are provided to subsidize current production costs and encourage eligible facilities to either continue production or start up production in low margin environments, the Company records the proceeds, if any, as a credit to cost of goods sold. The Company will assess the likelihood of reimbursement in future periods as corn crush spreads approach $1.00 per gallon. If it becomes likely that amounts may be reimbursable by the Company, the Company will accrue a liability for such payment and recognize the costs as an increase in cost of goods sold. The Company recorded $1,481,000 and $519,000 as a reduction to cost of goods sold for the years ended December 31, 2011 and 2010, respectively, in respect of CEPIP payments received. To date, the Company has not been required to reimburse any amounts, and based on historical corn crush spreads, the Company does not believe it will be required to make any reimbursements in the foreseeable future.

Stock-Based Compensation – The Company accounts for the cost of employee services received in exchange for the award of equity instruments based on the fair value of the award, determined on the date of grant. The expense is to be recognized over the period during which an employee is required to provide services in exchange for the award. The Company estimates forfeitures at the time of grant and makes revisions, if necessary, in the second quarter of each year if actual forfeitures differ from those estimates. Based on historical experience, the Company estimated future unvested forfeitures at 5% for the years ended December 31, 2011 and 2010. The Company recognizes stock-based compensation expense as a component of selling, general and administrative expenses in the consolidated statements of operations.

Impairment of Long-Lived Assets – The Company assesses the impairment of long-lived assets, including property and equipment and purchased intangibles subject to amortization, when events or changes in circumstances indicate that the fair value of assets could be less than their net book value. In such event, the Company assesses long-lived assets for impairment by first determining the forecasted, undiscounted cash flows the asset is expected to generate plus the net proceeds expected from the sale of the asset. If this amount is less than the carrying value of the asset, the Company will then determine the fair value of the asset. An impairment loss would be recognized when the fair value is less than the related asset’s net book value, and an impairment expense would be recorded in the amount of the difference. Forecasts of future cash flows are judgments based on the Company’s experience and knowledge of its operations and the industries in which it operates. These forecasts could be significantly affected by future changes in market conditions, the economic environment, including inflation, and purchasing decisions of the Company’s customers.

Income Taxes – Income taxes are accounted for under the asset and liability approach, where deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities, and are measured using enacted tax rates and laws that are expected to be in effect when the differences reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for uncertainty in income taxes using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining whether it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. An uncertain tax position is considered effectively settled on completion of an examination by a taxing authority if certain other conditions are satisfied. Should the Company incur interest and penalties relating to tax uncertainties, such amounts would be classified as a component of interest expense, net and other income (expense), net, respectively.

Income Per Share – Basic income per share is computed on the basis of the weighted-average number of shares of common stock outstanding during the period. Preferred dividends are deducted from net income attributed to Pacific Ethanol, Inc. and are considered in the calculation of income available to common stockholders in computing basic income per share.

The following tables compute basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31, 2011
	Income Numerator	Shares Denominator	Per-Share Amount
Net income attributed to Pacific Ethanol, Inc.	$3,074
Preferred stock dividends	(1,265)
Basic income per share:
Income available to common stockholders	$1,809	33,733	$0.05
Warrants	—	194
Options	—	57
Diluted income per share:
Income available to common stockholders	$1,809	33,984	$0.05
	Year Ended December 31, 2010
	Income Numerator	Shares Denominator	Per-Share Amount
Net income attributed to Pacific Ethanol, Inc.	$73,892
Preferred stock dividends	(2,847)
Basic income per share:
Income available to common stockholders	$71,045	10,514	$6.76
Convertible notes	657	1,524
Preferred stock dividends	2,847	1,198
Warrants	—	141
Diluted income per share:
Income available to common stockholders	$74,549	13,377	$5.57

The Company has accrued and unpaid dividends of $7,315,000, or $0.08 per share of common stock outstanding as of December 31, 2011, in respect of its Series B Cumulative Convertible Preferred Stock (“Series B Preferred Stock”).

There were an aggregate of 815,000 and 1,666,000 potentially dilutive shares from convertible securities outstanding as of December 31, 2011 and 2010, respectively. These convertible securities were not considered in calculating diluted income per common share for the years ended December 31, 2011 and 2010, as their effect would be anti-dilutive.

Financial Instruments – The carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities are reasonable estimates of their fair values because of the short maturity of these items. The Company recorded at fair value its convertible notes and warrants. The Company believes the carrying values of its other notes payable and long-term debt approximate fair value because the interest rates on these instruments are variable.

Estimates and Assumptions – The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required as part of determining the consolidation of VIEs, fair value of convertible notes and warrants, allowance for doubtful accounts, estimated lives of property and equipment and intangibles, long-lived asset impairments, valuation allowances on deferred income taxes and the potential outcome of future tax consequences of events recognized in the Company’s financial statements or tax returns. Actual results and outcomes may materially differ from management’s estimates and assumptions.

Subsequent Events – Management evaluates, as of each reporting period, events or transactions that occur after the balance sheet date through the date that the financial statements are issued for either disclosure or adjustment to the consolidated financial results. The Company has evaluated subsequent events up through the date of the filing of this report with the Securities and Exchange Commission.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current presentation. Such reclassification had no effect on the consolidated net income (loss) reported in the consolidated statements of operations.

Recent Accounting Pronouncements – On May 12, 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. ASU No. 2011-04 was issued concurrently with International Financial Reporting Standards (“IFRS”) 13 Fair Value Measurements, to provide largely identical guidance about fair value measurement and disclosure requirements. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. This standard is effective prospectively for interim and annual periods beginning after December 15, 2011. The Company does not expect the adoption of this standard to have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

2. VARIABLE INTEREST ENTITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Variable Interest Entity
2. VARIABLE INTEREST ENTITY

The Company concluded that at all times since New PE Holdco’s inception, New PE Holdco has been a VIE because the other owners of New PE Holdco, due to the Company’s involvement through its contractual arrangements, have at all times lacked the power to direct the activities that most significantly impacted its economic performance. Some of these activities include efficient management and operation of the Pacific Ethanol Plants, sale of ethanol, the procurement of feedstock, sale of co-products and implementation of risk management strategies. Furthermore, upon the Company’s purchase of its initial 20% ownership interest in New PE Holdco on October 6, 2010, the Company, through its ownership interest, had an obligation to absorb losses and receive benefits that could potentially be significant to New PE Holdco. As a result, the Company then became the primary beneficiary of New PE Holdco and began consolidating the financial results of New PE Holdco. On November 29, 2011, the Company purchased an additional 7% ownership interest in New PE Holdco for $4,502,000 in cash. On December 19, 2011, the Company purchased another 7% ownership interest in New PE Holdco for $4,615,000 in cash.

On July 13, 2012, the Company purchased an additional 33% ownership interest in New PE Holdco for $20,000,000 by paying $10,000,000 in cash and issuing $10,000,000 in notes payable. Because the Company has a controlling financial interest in New PE Holdco, it did not record any gain or loss on this purchase, but instead reduced the amount of the noncontrolling interest in VIE on its consolidated balance sheet by $27,646,000 and recorded the difference between the fair value of the purchase and the price paid by the Company of $7,646,000, to additional paid-in capital.

Upon the closing of the Company’s purchase of the additional 33% ownership interest, its total ownership interest in New PE Holdco increased from 34% to 67%. Because New PE Holdco’s results are consolidated with the Company’s for financial reporting purposes, the acquisition of additional interests in New PE Holdco did not impact the consolidated net income or loss that the Company reports. However, the portion of New PE Holdco’s net income or loss that is allocated to the Company increased from 34% to 67%, thus changing the net income or loss attributable to Pacific Ethanol after reducing the net income or loss attributable to the noncontrolling interests and the Company’s earnings per share. For the nine months ended September 30, 2012 and 2011, had the Company held a 67% ownership interest in New PE Holdco and issued 28,000,000 shares of common stock under the financing noted above, the Company’s reported results would have had the following proforma impact for the nine months ended September 30, 2012 and 2011, net loss available to common stockholders would have been $23,288,000 and $1,311,000, respectively, and loss per share would have been $0.21 and $0.03, respectively.

The carrying values and classification of assets that are collateral for the obligations of New PE Holdco consisted of the following (in thousands):

	September 30, 2012	December 31, 2011
Cash and cash equivalents	$92	$2,070
Other current assets	13,368	14,320
Property and equipment	148,390	155,523
Other assets	1,368	1,693
Total assets	$163,218	$173,606

Current liabilities	$6,063	$3,064
Long-term debt, including current portion	91,186	73,256
Other liabilities	195	158
Total liabilities	$97,444	$76,478

The Company’s acquisition of its ownership interest in New PE Holdco does not impact the Company’s rights or obligations under any of its contractual agreements. Further, creditors of New PE Holdco do not have recourse to the Company. Since its initial acquisition, the Company has not provided any additional support to New PE Holdco beyond the terms of its contractual agreements.

Consolidation of New PE Holdco – The Company concluded that at all times since its inception, New PE Holdco has been a VIE because the owners of New PE Holdco, due to the Company’s involvement through the contractual arrangements discussed below, have at all times lacked the power to direct the activities that most significantly impacted its economic performance. Some of these activities include efficient management and operation of the Pacific Ethanol Plants, sale of ethanol, the procurement of feedstock, sale of co-products and implementation of risk management strategies. At the time of its inception, however, the Company did not have an obligation to absorb losses or receive benefits that could potentially be significant to New PE Holdco and, as a result, it was determined that the Company was not New PE Holdco’s primary beneficiary. Upon the Company’s purchase of its 20% ownership interest in New PE Holdco on October 6, 2010, the Company, through its ownership interest, had an obligation to absorb losses and receive benefits that could potentially be significant to New PE Holdco. As a result, the Company then became the primary beneficiary of New PE Holdco and began consolidating the financial results of New PE Holdco. The Company purchased its 20% ownership interest in New PE Holdco from a number of New PE Holdco’s owners. The Company paid $23,280,000 in cash for its 20% interest, which was approximately $1,566,000 below the fair value of New PE Holdco, which was recognized as a bargain purchase in other income (expense), net, in the consolidated statements of operations for the year ended December 31, 2010. The bargain purchase was determined based on the fair value of the net assets of New PE Holdco, using a combination of market data and the income approach. The Company allocated fair value to both its investment and its noncontrolling interest in the VIE.

The following table summarizes the Company’s estimated fair values of New PE Holdco’s tangible and intangible assets and liabilities acquired (in thousands):

Cash	$3,786
Other current assets	20,336
Property and equipment	170,486
Other assets	1,195
Tradename	800
Total Assets	196,603

Total current liabilities	(8,522)
Long term debt	(51,279)
Other noncurrent liabilities	(12,575)
Total Liabilities	(72,376)
Noncontrolling interest in variable interest entity	(99,381)
Net Assets	$24,846

On November 29, 2011, the Company purchased an additional 7% ownership interest in New PE Holdco for $4,502,000 in cash. On December 19, 2011, the Company purchased another 7% ownership interest in New PE Holdco for $4,615,000 in cash. Because the Company has a controlling financial interest in New PE Holdco, it did not record any gain or loss on these purchases, but instead reduced the amount of noncontrolling interest in VIEs on the consolidated balance sheets by an aggregate $15,585,000 and recorded the difference of $6,468,000, which represents the fair value of these purchases above the price paid by the Company, to additional paid-in capital on the consolidated balance sheets.

Since the Company’s original purchase of its 20% interest in New PE Holdco, the Company has recognized approximately $512,497,000 and $72,827,000 in net sales and $6,226,000 in net income and $5,727,000 in net losses attributed to New PE Holdco for the years ended December 31, 2011 and 2010, respectively. The Company owned the Plant Owners and consolidated their results for the first half of 2010, resulting in the Company reporting the results of the Plant Owners for three of the four fiscal quarters in 2010. For the year ended December 31, 2010, the Company reported net sales of $328,332,000 and net income of $73,892,000 attributed to Pacific Ethanol. Had the Company consolidated the results of New PE Holdco for all of 2010, the Company would have reported net sales of approximately $383,956,000 and net income of $70,330,000 attributed to Pacific Ethanol. Because the Plant Owners were consolidated with the Company’s results for all of 2011, there are no differences with the Company’s reported results for that year.

The Company’s acquisition of its ownership interest in New PE Holdco does not impact the Company’s rights or obligations under any of the agreements described below. Further, creditors of New PE Holdco do not have recourse to the Company. Since its acquisition, the Company has not provided any additional support to New PE Holdco beyond the terms of the agreements described below.

The Company, directly or through one of its subsidiaries, has entered into the management and marketing agreements described below.

Asset Management Agreement – The Company entered into an Asset Management Agreement (“AMA”) with the Plant Owners under which the Company agreed to operate and maintain the Pacific Ethanol Plants on behalf of the Plant Owners. These services generally include, but are not limited to, administering the Plant Owners’ compliance with their credit agreements and performing billing, collection, record keeping and other administrative and ministerial tasks. The Company agreed to supply all labor and personnel required to perform its services under the AMA, including the labor and personnel required to operate and maintain the production facilities.

The costs and expenses associated with the Company’s provision of services under the AMA are prefunded by the Plant Owners under a preapproved budget. The Company’s obligation to provide services is limited to the extent there are sufficient funds advanced by the Plant Owners to cover the associated costs and expenses.

As compensation for providing the services under the AMA, the Company is paid $75,000 per month for each production facility that is operational and $40,000 per month for each production facility that is idled. In addition to the monthly fee, if during any six-month period (measured on September 30 and March 31 of each year commencing March 31, 2011) a production facility has annualized earnings before interest, income taxes, depreciation and amortization (“EBITDA”) per gallon of operating capacity of $0.20 or more, the Company will be paid a performance bonus equal to 3% of the increment by which EBITDA exceeds such amount. The aggregate performance bonus for all plants is capped at $2.2 million for each six-month period. The performance bonus is to be reduced by 25% if all production facilities then operating do not operate at a minimum average yield of 2.70 gallons of denatured ethanol per bushel of corn. In addition, no performance bonus is to be paid if there is a default or event of default under the Plant Owners’ credit agreement resulting from their failure to pay any amounts then due and owing. The AMA also provides the Company with an incentive fee upon any sale of a production facility to the extent the sales price is above $0.60 per gallon of annual capacity. To date, no such bonuses have been earned by the Company.

The AMA had an initial term of six months and successive six-month renewal periods at the option of the Plant Owners. In addition to typical conditions for a party to terminate the agreement prior to its expiration, the Company may terminate the AMA, and the Plant Owners may terminate the AMA with respect to any facility, at any time by providing at least 60 days prior notice of such termination. On June 30, 2011, the AMA was amended and extended for one year.

The Company recorded revenues and New PE Holdco recorded costs of approximately $3,468,000 and $778,000, related to the AMA for the years ended December 31, 2011 and 2010, respectively, during which New PE Holdco’s financial results were consolidated with the Company’s financial results. As such, these amounts have been eliminated upon consolidation.

Ethanol Marketing Agreements – The Company entered into separate ethanol marketing agreements with each of the three Plant Owners whose facilities are operating, which granted it the exclusive right to purchase, market and sell the ethanol produced at those facilities. Under the terms of the ethanol marketing agreements, within ten days after delivering ethanol to the Company, an amount is paid to the Company equal to (i) the estimated purchase price payable by the third-party purchaser of the ethanol, minus (ii) the estimated amount of transportation costs to be incurred, minus (iii) the estimated incentive fee payable to the Company, which equals 1% of the aggregate third-party purchase price. Each of the ethanol marketing agreements had an initial term of one year and successive one year renewal periods at the option of the individual Plant Owner. On June 30, 2011, all ethanol marketing agreements were amended and extended for one year. In addition, the price to be paid was amended to include a marketing fee collar of not less than $0.015 per gallon and not more than $0.0225 per gallon.

The Company recorded revenues and New PE Holdco recorded costs of approximately $3,708,000 and $623,000 related to the ethanol marketing agreements for the years ended December 31, 2011 and 2010, respectively, for the period during which New PE Holdco was consolidated with the Company. These amounts were eliminated upon consolidation.

Corn Procurement and Handling Agreements – The Company entered into separate corn procurement and handling agreements with each of the three Plant Owners whose facilities are operating. Under the terms of the corn procurement and handling agreements, each facility appointed the Company as its exclusive agent to solicit, negotiate, enter into and administer, on its behalf, corn supply arrangements to procure the corn necessary to operate its facility. The Company also provides grain handling services including, but not limited to, receiving, unloading and conveying corn into the facility’s storage and, in the case of whole corn delivered, processing and hammering the whole corn.

The Company was to receive a fee of $0.50 per ton of corn delivered to each facility as consideration for its procurement services and a fee of $1.50 per ton of corn delivered as consideration for its grain handling services, each payable monthly. The Company agreed to enter into an agreement guaranteeing the performance of its obligations under the corn procurement and handling agreement upon the request of a Plant Owner. Each corn procurement and handling agreement had an initial term of one year and successive one year renewal periods at the option of the individual Plant Owner. On June 30, 2011, all corn procurement and handling agreements were amended and extended for one year. In addition, the corn procurement and handling fee was changed to $0.045 per bushel of corn.

The Company recorded revenues and New PE Holdco recorded costs of approximately $2,758,000 and $571,000, related to the corn procurement and handling agreements for the years ended December 31, 2011 and 2010, respectively, for the period during which New PE Holdco was consolidated with the Company. These amounts were eliminated upon consolidation.

Distillers Grains Marketing Agreements – The Company entered into separate distillers grains marketing agreements with each of the three Plant Owners whose facilities are operating, which grant the Company the exclusive right to market, purchase and sell the WDG produced at each facility. Under the terms of the distillers grains marketing agreements, within ten days after a Plant Owner delivers WDG to the Company, the Plant Owner is paid an amount equal to (i) the estimated purchase price payable by the third-party purchaser of the WDG, minus (ii) the estimated amount of transportation costs to be incurred, minus (iii) the estimated amount of fees and taxes payable to governmental authorities in connection with the tonnage of WDG produced or marketed, minus (iv) the estimated incentive fee payable to the Company, which equals the greater of (a) 5% of the aggregate third-party purchase price, and (b) $2.00 for each ton of WDG sold in the transaction. Each distillers grains marketing agreement had an initial term of one year and successive one year renewal periods at the option of the individual Plant Owner. On June 30, 2011, all distillers grains marketing agreements were amended and extended for one year. In addition, the fee to be paid to the Company was amended to include a collar of not less than $2.00 per ton and not more than $3.50 per ton.

The Company recorded revenues and New PE Holdco recorded costs of approximately $4,797,000 and $700,000, related to the distillers grain marketing agreements for the years ended December 31, 2011 and 2010, respectively, for the period which New PE Holdco was consolidated with the Company. These amounts were eliminated upon consolidation.

Assets and Liabilities of New PE Holdco – The carrying values and classification of assets that are collateral for the obligations of New PE Holdco at December 31, 2011 were as follows (in thousands):

Cash and cash equivalents	$2,070
Other current assets	14,320
Property and equipment	155,523
Other assets	1,693
Total assets	$173,606
Current liabilities	$3,064
Long-term debt	73,256
Other liabilities	158
Total liabilities	$76,478

Deconsolidation and Sale of Front Range – The Company purchased a 42% ownership interest in Front Range on October 17, 2006. Upon initial acquisition of the 42% interest in Front Range, the Company determined that it was Front Range’s primary beneficiary, and from that point consolidated the financial results of Front Range. Effective January 1, 2010, the Company determined that it was no longer the primary beneficiary of Front Range and deconsolidated the financial results of Front Range. In making this conclusion, the Company determined that the Company did not have the power to direct the activities of Front Range that most significantly impacted its economic performance. Some of these activities included efficient management and operation of its facility, ethanol sales, procurement of feedstock, sale of co-products and implementation of risk management strategies. Upon deconsolidation, the Company removed $62,617,000 of assets and $18,584,000 of liabilities from the consolidated balance sheets and recorded a cumulative debit adjustment to retained earnings of $1,763,000.

Effective January 1, 2010, the Company accounted for its investment in Front Range under the equity method, with equity earnings recorded in other income (expense), net in the consolidated statements of operations.

Sale of Front Range – On October 6, 2010, the Company sold its entire 42% ownership interest in Front Range for $18,500,000 in cash, resulting in a loss of $12,146,000.

3. INVENTORIES	9 Months Ended
Sep. 30, 2012
InventoriesAbstract
3. INVENTORIES

Inventories consisted primarily of bulk ethanol and unleaded fuel, and are valued at the lower-of-cost-or-market, with cost determined on a first-in, first-out basis. Inventory balances consisted of the following (in thousands):

	September 30, 2012	December 31, 2011
Finished goods	$8,089	$9,429
Work in progress	4,164	4,284
Raw materials	1,273	1,334
Other	848	1,084
Total	$14,374	$16,131

4. DERIVATIVES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivatives
4. DERIVATIVES

The business and activities of the Company expose it to a variety of market risks, including risks related to changes in commodity prices and interest rates. The Company monitors and manages these financial exposures as an integral part of its risk management program. This program recognizes the unpredictability of financial markets and seeks to reduce the potentially adverse effects that market volatility could have on operating results.

Commodity Risk – Cash Flow Hedges – The Company uses derivative instruments to protect cash flows from fluctuations caused by volatility in commodity prices for periods of up to twelve months in order to protect gross profit margins from potentially adverse effects of market and price volatility on ethanol sale and purchase commitments where the prices are set at a future date and/or if the contracts specify a floating or index-based price for ethanol. In addition, the Company hedges anticipated sales of ethanol to minimize its exposure to the potentially adverse effects of price volatility. These derivatives may be designated and documented as cash flow hedges and effectiveness is evaluated by assessing the probability of the anticipated transactions and regressing commodity futures prices against the Company’s purchase and sales prices. Ineffectiveness, which is defined as the degree to which the derivative does not offset the underlying exposure, is recognized immediately in cost of goods sold. For the nine months ended September 30, 2012 and 2011, the Company did not designate any of its derivatives as cash flow hedges.

Commodity Risk – Non-Designated Hedges – The Company uses derivative instruments to lock in prices for certain amounts of corn and ethanol by entering into forward contracts for those commodities. These derivatives are not designated for special hedge accounting treatment. The changes in fair value of these contracts are recorded on the balance sheet and recognized immediately in cost of goods sold. The Company recognized gains of $202,000 and $334,000 as the change in the fair value of these contracts for the nine months ended September 30, 2012 and 2011, respectively. The notional balances remaining on these contracts were $24,102,000 and $9,186,000 as of September 30, 2012 and December 31, 2011, respectively.

Non-Designated Derivative Instruments – The Company classified its derivative instruments not designated as hedging instruments of $514,000 and $291,000 in other assets and accrued liabilities as of September 30, 2012, respectively, and $244,000 and $500,000 in other assets and accrued liabilities as of December 31, 2011, respectively.

The classification and amounts of the Company’s recognized gains (losses) for its derivatives not designated as hedging instruments are as follow (in thousands):

		Realized Gains
		Nine Months Ended September 30,
Type of Instrument	Statements of Operations Location	2012	2011
Commodity contracts	Cost of goods sold	$277	$460

		Unrealized Losses
		Nine Months Ended September 30,
Type of Instrument	Statements of Operations Location	2012	2011
Commodity contracts	Cost of goods sold	$(479)	$(126)

The business and activities of the Company expose it to a variety of market risks, including risks related to changes in commodity prices and interest rates. The Company monitors and manages these financial exposures as an integral part of its risk management program. This program recognizes the unpredictability of financial markets and seeks to reduce the potentially adverse effects that market volatility could have on operating results.

Commodity Risk – Cash Flow Hedges – The Company uses derivative instruments to protect cash flows from fluctuations caused by volatility in commodity prices for periods of up to twelve months in order to protect gross profit margins from potentially adverse effects of market and price volatility on ethanol sale and purchase commitments where the prices are set at a future date and/or if the contracts specify a floating or index-based price for ethanol. In addition, the Company hedges anticipated sales of ethanol to minimize its exposure to the potentially adverse effects of price volatility. These derivatives may be designated and documented as cash flow hedges and effectiveness is evaluated by assessing the probability of the anticipated transactions and regressing commodity futures prices against the Company’s purchase and sales prices. Ineffectiveness, which is defined as the degree to which the derivative does not offset the underlying exposure, is recognized immediately in cost of goods sold. For the years ended December 31, 2011 and 2010, the Company did not designate any of its derivatives as cash flow hedges.

Commodity Risk – Non-Designated Hedges – The Company uses derivative instruments to lock in prices for certain amounts of corn and ethanol by entering into forward contracts for those commodities. These derivatives are not designated for special hedge accounting treatment. The changes in fair value of these contracts are recorded on the balance sheet and recognized immediately in cost of goods sold. The Company recognized a gain of $96,000 and a loss of $178,000 as the change in the fair value of these contracts for the years ended December 31, 2011 and 2010, respectively. The notional balances remaining on these contracts as of December 31, 2011 and 2010 were $9,186,000 and $237,000, respectively.

Interest Rate Risk – The Company has historically used derivative instruments to minimize significant unanticipated income fluctuations that may arise from rising variable interest rate costs associated with existing and anticipated borrowings. The Company purchased interest rate caps and swaps to meet these objectives. During the year ended December 31, 2010, through both divesture of its investment and resulting deconsolidation of Front Range, and the emergence of the Plant Owners from bankruptcy, all interest rate caps and swaps were removed from the Company’s consolidated statement of position as of December 31, 2010.

These derivatives were, at times, designated and documented as cash flow hedges, with effectiveness evaluated by assessing the probability of anticipated interest expense and regressing the historical value of the rates against the historical value in the existing and anticipated debt. The Company recognized gains from undesignated hedges of $0 and $1,227,000 in interest expense, net, for the years ended December 31, 2011 and 2010, respectively. These gains resulted primarily from the Company’s efforts to restructure its indebtedness prior to the Plant Owners’ Chapter 11 Filings, therefore making it not probable that the related borrowings would be paid as designated. As such, the Company de-designated certain of its interest rate caps and swaps.

Non Designated Derivative Instruments – The classification and amounts of the Company’s derivatives not designated as hedging instruments are as follows (in thousands):

	As of December 31, 2011
	Assets		Liabilities
Type of Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Commodity contracts	Other current assets	$244	Accrued liabilities	$500
		$244		$500
	As of December 31, 2010
	Assets		Liabilities
Type of Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Commodity contracts	Other current assets	$—	Accrued liabilities	$15
		$—		$15

The classification and amounts of the Company’s recognized gains (losses) for its derivatives not designated as hedging instruments are as follow (in thousands):

		Realized Gain (Loss)
		For the Years Ended December 31,
Type of Instrument	Statements of Operations Location	2011	2010

Commodity contracts	Cost of goods sold	$338	$(163)
		$338	$(163)
		Unrealized Gain (Loss)
		For the Years Ended December 31,
Type of Instrument	Statements of Operations Location	2011	2010

Commodity contracts	Cost of goods sold	$(242)	$(15)
Interest rate contracts	Interest expense, net	—	1,227
		$(242)	$1,212

5. DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt
Note 5. DEBT

Long-term borrowings are summarized as follows (in thousands):

	September 30, 2012	December 31, 2011
Kinergy operating line of credit	$17,158	$20,432
Senior unsecured notes	10,000	–
Note payable to related party	750	750
Plant Owners’ term debt	52,687	51,279
Plant Owners’ operating line of credit	38,500	21,978
	119,095	94,439
Less short-term portion	(50,105)	(750)
Long-term debt	$68,990	$93,689

Kinergy Operating Line of Credit – In May 2012, the Company extended Kinergy’s operating line of credit. The renewal of Kinergy’s credit facility is for an aggregate amount of up to $40,000,000, including an optional accordion feature for up to an additional $10,000,000. The prior credit facility included an accordion feature of $5,000,000. The credit facility expires on December 31, 2015. Interest accrues under the credit facility at a rate equal to (i) the three-month London Interbank Offered Rate (“LIBOR”), plus (ii) a specified applicable margin ranging between 2.50% and 3.50%. The credit facility’s monthly unused line fee is 0.50% of the amount by which the maximum credit under the facility exceeds the average daily principal balance. Kinergy is also required to pay customary fees and expenses associated with the credit facility and issuances of letters of credit. In addition, Kinergy is responsible for a $3,000 monthly servicing fee. Payments that may be made by Kinergy to Pacific Ethanol as reimbursement for management and other services provided by Pacific Ethanol to Kinergy are limited to $800,000 per fiscal quarter in 2012, $900,000 per fiscal quarter in 2013, $1,000,000 per fiscal quarter in 2014 and $1,100,000 per fiscal quarter in 2015. As of September 30, 2012, Kinergy had unused availability under the revolving credit facility of $4,200,000.

In addition, the amended facility includes the accounts receivable of PAP as additional collateral. Payments that may be made by PAP to Pacific Ethanol as reimbursement for management and other services provided by Pacific Ethanol to PAP are limited to the extent that quarterly payments would result in PAP recording less than $100,000 of net income in the quarter.

For the fiscal quarter ending June 30, 2012 and each fiscal quarter thereafter, Kinergy and PAP are collectively required to generate aggregate earnings before interest, taxes, depreciation and amortization, or EBITDA, of $450,000 for the quarter and aggregate EBITDA of $1,100,000 for each two consecutive quarters. These amounts are required through December 31, 2013. In 2014, the required EBITDA amounts increase to $500,000 per quarter and $1,300,000 for each two consecutive quarters. Further, for all monthly periods, Kinergy and PAP must collectively maintain a fixed charge coverage ratio (calculated as a twelve-month rolling EBITDA divided by the sum of interest expense, capital expenditures, principal payments of indebtedness, indebtedness from capital leases and taxes paid during such twelve-month rolling period) of at least 2.0 and are prohibited from incurring any additional indebtedness (other than specific intercompany indebtedness) or making any capital expenditures in excess of $100,000 absent the lender’s prior consent. Kinergy and PAP’s obligations under the credit facility are secured by a first-priority security interest in all of their assets in favor of the lender. The Company believes it is in compliance with these covenants.

Senior Unsecured Notes – In July 2012, as part of the Company’s acquisition of an additional 33% ownership interest in New PE Holdco, the Company issued senior unsecured promissory notes (the “Notes”) due April 13, 2013 in the aggregate principal amount of $10.0 million. Interest on the unpaid principal amount accrued at a rate of 5.00% per annum. As discussed in Note 11, the Company repaid the Notes in October 2012.

Plant Owners’ Term Debt and Operating Line of Credit – On July 13, 2012, the Plant Owners’ amended their existing credit facilities. Prior to the amendment, the credit facilities consisted of a $35,000,000 revolving credit facility, a $25,000,000 tranche A-1 term loan and a $26,300,000 tranche A-2 term loan. Under the amendment, the Plant Owners’ credit facilities were, among other things, amended to extend the maturity date in respect of $46,800,000 of the combined revolving credit facility and term loans from June 25, 2013 to June 30, 2016. In addition, the aggregate commitment amount under the revolving credit facility was increased by $5,000,000. Further, monthly interest payments due to certain lenders may, at the option of the Plant Owners, be deferred and added to the loans maturing on the extended maturity date of June 30, 2016. As of September 30, 2012, $1,407,000 of accrued interest was deferred and added to the term loan. The amendment also provides the Plant Owners with the ability to pay down and pay off the non-extending lenders and the outstanding tranche A-2 term loan at, or at any time prior to, the original maturity date of June 25, 2013 without penalty while keeping the extended loans in place.

For the nine months ended September 30, 2012, the Plant Owners increased their borrowings under their operating line of credit by $16,522,000.

As of September 30, 2012, the Plant Owners had unused availability under the revolving credit facility of $700,000.

On October 29, 2012, the Plant Owners amended and restated their existing credit facilities and entered into a new revolving credit facility for an aggregate amount of up to $10,000,000. See Note 11- Subsequent Events.

The Company has had and continues to have extensive communications with holders of the $39,500,000 in debt due June 25, 2013 to restructure the existing loans and any additional loans under the new $10,000,000 credit facility. The Company also continues to explore its capital raising alternatives. The Company believes that it will be able to successfully restructure the loans or raise additional capital, or both, prior to the June 25, 2013 maturity date. However, the Company cannot provide any assurances that it will be able to do so, or what the terms of any restructuring or capital raising transaction might be. If the Company is unable to timely restructure the $39,500,000 in debt (together with any additional debt under the new credit facility) due June 25, 2013 or raise sufficient capital to repay the debt, the Company will be in default on that debt and in cross-default on the $46,800,000 in debt extended to June 30, 2016, all of which, totaling $91,300,000 plus any amounts borrowed under the new credit facility, will be accelerated and immediately due and payable on June 25, 2013. As a result, the Company and its direct and indirect subsidiaries, including Kinergy and the Plant Owners, will likely experience material adverse effects.

Note Payable to Related Party – On March 31, 2009, the Company’s Chief Executive Officer provided funds in an aggregate amount of $1,000,000 for general working capital purposes, in exchange for an unsecured promissory note issued by the Company. Interest on the unpaid principal amount accrues at a rate of 8.00% per annum. The Company recorded interest under this note of approximately $15,000 and $20,000 for the three months ended September 30, 2012 and 2011, respectively. As of December 31, 2011, the remaining amount of $750,000 was due and payable on the extended maturity date of March 31, 2012. On March 7, 2012, the maturity date was further extended to March 31, 2013.

Long-term debt is summarized in the following table (in thousands):

	December 31,
	2011	2010
Kinergy operating line of credit	$20,432	$13,474
Notes payable to related parties	750	1,250
New PE Holdco term debt	51,279	51,279
New PE Holdco operating line of credit	21,978	18,978
Convertible notes, at fair value	—	38,108
	94,439	123,089
Less current portion	(750)	(38,108)
Long-term debt	$93,689	$84,981

Kinergy Line of Credit – Kinergy has a working capital line of credit in an aggregate amount of up to $30,000,000, with an optional accordion feature of an additional $5,000,000. The credit facility is based on Kinergy’s eligible accounts receivable and inventory levels, subject to certain concentration reserves. The credit facility is subject to certain other sublimits, including as to inventory loan limits. Interest accrues under the line of credit at a rate equal to (i) the three-month London Interbank Offered Rate (“LIBOR”), plus (ii) a specified applicable margin ranging between 3.50% and 4.50%. The applicable margin was 3.50% at December 31, 2011. The credit facility’s monthly unused line fee is 0.50% of the amount by which the maximum credit under the facility exceeds the average daily principal balance. Kinergy is also required to pay customary fees and expenses associated with the credit facility and issuances of letters of credit. In addition, Kinergy is responsible for a $3,000 monthly servicing fee. Payments that may be made by Kinergy to the Company as reimbursement for management and other services provided by the Company to Kinergy are limited to $800,000 per fiscal quarter in 2012 and $850,000 per fiscal quarter in 2013. Kinergy is required to meet specified EBITDA and fixed coverage ratio financial covenants under the credit facility, as amended, and is prohibited from incurring any additional indebtedness (other than specific intercompany indebtedness) or making any capital expenditures in excess of $100,000 absent the lender’s prior consent. The Company believes it is in compliance with these covenants. Kinergy’s obligations under the credit facility are secured by a first-priority security interest in all of its assets in favor of the lender. The line of credit matures on December 31, 2013. The Company has guaranteed all of Kinergy’s obligations under the line of credit. As of December 31, 2011, Kinergy had an available borrowing base under the credit facility of $26,564,000 and an outstanding balance of $20,432,000.

Notes Payable to Related Parties – On March 31, 2009, the Company’s Chairman of the Board and its Chief Executive Officer provided funds in an aggregate amount of $2,000,000 for general working capital purposes, in exchange for two unsecured promissory notes issued by the Company. Interest on the unpaid principal amounts accrues at a rate of 8.00% per annum. All principal and accrued and unpaid interest on the promissory notes was initially due and payable in March 2010. On October 29, 2010, the Company paid all accrued interest and $750,000 in principal under these notes. On November 30, 2011, the Company paid $500,000 in principal under these notes. The Company recorded interest under these notes of approximately $97,000 and $149,000 for the years ended December 31, 2011 and 2010, respectively. As of December 31, 2011, the remaining amount of $750,000 was due and payable on the extended maturity date of March 31, 2012. On March 7, 2012, the maturity date was further extended to March 31, 2013.

New PE Holdco Term Debt and Operating Line of Credit – On the Effective Date, approximately $294,478,000 in prepetition and post petition secured indebtedness of the Plant Owners was restructured under a Credit Agreement entered into on June 25, 2010 among the Plant Owners, as borrowers, and various lenders. Under the Plan, the Plant Owners’ existing prepetition and post petition secured indebtedness of approximately $294,478,000 was restructured to consist of approximately $50,000,000, plus accrued interest of $1,279,000, in three-year term loans and a new three-year revolving credit facility of up to $35,000,000 to fund working capital requirements of New PE Holdco. The term loan and revolving credit facility require monthly interest payments at a floating rate equal to the three-month LIBOR or the Prime Rate of interest, as elected by the borrower, plus 10.0%. At December 31, 2011, the rate was approximately 13.25%. Repayments of principal are based on available free cash flow of the borrower, until maturity, when all principal amounts are due. The term loan and revolving credit facility represent permanent financing and are collateralized by a perfected, first-priority security interest in all of the assets, including inventories and all rights, title and interest in all tangible and intangible assets, of New PE Holdco. The creditors of New PE Holdco do not have recourse to the Company. As of December 31, 2011, New PE Holdco had an outstanding letter of credit of approximately $844,000, unused availability under the credit facility of $12,178,000 and an outstanding balance of $21,978,000.

Convertible Notes – On October 6, 2010, the Company raised $35,000,000 through the issuance and sale of $35,000,000 in principal amount of secured convertible notes (“Initial Notes”) and warrants (“Initial 2010 Warrants”) to purchase an aggregate of 2,941,178 shares of the Company’s common stock. On January 7, 2011, the Company issued $35,000,000 in principal amount of secured convertible notes (“January Convertible Notes”) in exchange for the Initial Notes and warrants (“2010 Warrants”) to purchase an aggregate of 2,941,178 shares of the Company’s common stock in exchange for the Initial 2010 Warrants. The transactions contemplated by the exchange agreements were entered into to, among other things, clarify previously ambiguous language in the Initial Notes and Initial 2010 Warrants, provide the Company with additional time to meet its registration obligations and to add additional flexibility to the Company’s ability to incur indebtedness subordinated to the January Convertible Notes. As discussed below, the January Convertible Notes were valued at fair value, and as such, these modifications were reflected in the fair value adjustments for the period.

On June 30, 2011, the Company issued $23,750,000 in principal amount of secured convertible notes, reflecting the amount then outstanding under the January Convertible Notes (“June Convertible Notes”) in exchange for the January Convertible Notes. The transactions contemplated by the exchange agreements were entered into to, among other things, defer an upcoming installment payment, add one additional month to the maturity date and add a new additional conversion price option as described further below. As discussed further below, the June Convertible Notes are valued at fair value, and as such, these modifications are reflected in the fair value adjustments for the year ended December 31, 2011.

On August 3, 2011, under the terms of exchange agreements with the holders of the June Convertible Notes, the Company issued approximately $17,170,000 in principal amount, reflecting the amount then outstanding under the June Convertible Notes, of secured convertible notes (“Convertible Notes”) in exchange for the June Convertible Notes. The transactions contemplated by the exchange agreements were entered into to, among other things, add three additional months to the maturity date, add a new additional conversion price option as described further below and reduce the price failure threshold from $1.40 to $0.60. As discussed below, the Convertible Notes are valued at fair value, and as such, these modifications are reflected in the fair value adjustments for the year ended December 31, 2011.

The Company was obligated to make amortization payments with respect to the principal amount of each of the convertible notes, beginning on March 7, 2011 and then on the first trading day of each calendar month thereafter, except for the month of August, through the extended maturity date of May 2012 (collectively, the “Installment Dates”).

On each Installment Date, the Company was to pay an amount of principal, as then determined under the convertible notes and any accrued and unpaid interest (the “Installment Amount”). The Company could elect to pay the Installment Amount in cash or shares of its common stock, subject to the satisfaction of certain conditions.

If the Company elected to make all or part of an amortization payment in shares of its common stock, it was required to deliver to the holders of the convertible notes the amount of shares of the Company’s common stock equal to the portion of the amount being paid in shares of the Company’s common stock divided by the lesser of the then existing conversion price and 85% of the average of the volume weighted average prices of the 5 lowest trading days during the 20 consecutive trading day period ending on the trading day immediately prior to the applicable Installment Date.

All amounts due under the convertible notes were also convertible at any time, in whole or in part, at the option of the holders into shares of the Company’s common stock at a specified conversion price.

The Company elected to account for the convertible notes using the fair value alternative in order to simplify its accounting and reporting of the convertible notes. Accordingly, the Company adjusted as of each quarter the carrying value of the convertible notes to their fair value since their initial issuance in October 2010, with such adjustments reflected in fair value adjustments on convertible debt and warrants in the statements of operations.

The Company recorded income of $7,559,000 and expense of $11,736,000 for fair value adjustments for the years ended December 31, 2011 and 2010, respectively, for changes in fair value, which adjustments are attributed to a reduction in the principal balances and fluctuations in the market value of the Company’s common stock during each quarterly period. There were no changes in fair value of the convertible notes due to a change in the estimated credit risk of the instruments. See Note 13 for the Company’s fair value assumptions.

The following table summarizes the Installment Amounts and additional conversions by the note holders through their retirement on November 14, 2011 (in thousands):

	Principal	Interest	Total	Common Shares
Installment Amount – Q1 2011	$3,500	$1,263	$4,763	1,148
Installment Amount – 5/2/2011	3,500	383	3,883	1,396
Installment Amount – 6/1/2011	3,350	176	3,526	1,563
Holder Conversions – Q2 2011	900	49	949	428
Installment Amount – 7/1/2011	3,450	159	3,609	3,313
Installment Amount – 9/1/2011	283	144	427	*
Holder Conversions – Q3 2011	10,688	649	11,337	27,144
Installment Amount – 10/3/2011	929	64	993	*
Installment Amount – 11/1/2011	--	5	5	*
Holder Conversions – Q4 2011	8,400	397	8,797	28,867
	$35,000	$3,289	$38,289	63,859

* Cash payments

Registration Rights Agreement – In connection with the sale of the Initial Notes (and Convertible Notes) and the Initial 2010 Warrants, the Company entered into a registration rights agreement with all of the investors to file a registration statement on Form S-1 with the Securities and Exchange Commission. In compliance with the Company's obligations under the registration rights agreement, as amended by the aforementioned exchange agreements, the Company filed a registration statement on Form S-1 to register for resale by the investors 3,968,423 shares of common stock underlying the Convertible Notes.

Interest Expense on Borrowings – Interest expense on all borrowings discussed above was $14,813,000 and $6,261,000 for the years ended December 31, 2011 and 2010, respectively.

Long-term debt due in each of the next two years is as follows (in thousands):

Years Ended December 31,	Amount
2012	$750
2013	93,689
Total	$94,439

6. COMMON STOCK AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Common Stock And Warrants
6. COMMON STOCK AND WARRANTS

For the nine months ended September 30, 2012, certain warrant holders exercised warrants in respect of 252,101 shares of common stock on a cashless exercise basis, resulting in 172,269 net shares of common stock issued by the Company. For the nine months ended September 30, 2012, certain warrant holders exercised warrants in respect of 50,000 shares of common stock for $26,500 in cash.

July Offering – On July 3, 2012, the Company raised $10,903,000, net of $1,137,000 of underwriting and issuance costs, through a public offering of units consisting of an aggregate of 28,000,000 shares of common stock, warrants to purchase 28,000,000 shares of common stock at an exercise price of $0.63 per share with a term of five years and warrants to purchase 14,000,000 shares of common stock at an exercise price of $0.53 per share with a term of eighteen months (“July Offering”), which warrant exercise prices are subject to adjustment.

The warrants issued in the July Offering are subject to a “weighted-average” anti-dilution adjustment if the Company issues or is deemed to have issued securities at a price lower than the then applicable warrant exercise prices. In September 2012, as discussed below, the Company issued additional common stock and warrants, resulting in adjustments to the exercise prices of warrants issued in the July Offering. The adjusted exercise prices for the 5-year and 18-month warrants are $0.50 per share and $0.43 per share, respectively.

The Company accounted for the net proceeds of the July Offering by first allocating the $3,380,000 fair value of the warrants to liabilities and then allocating the remaining amount to equity.

September Offering – On September 26, 2012, the Company raised $10,091,000, net of $909,000 of underwriting and issuance costs, through a public offering of units consisting of an aggregate of 27,500,000 shares of common stock and warrants to purchase 27,500,000 shares of common stock at an exercise price of $0.59 per share with a term of three years (“September Offering”). The Company accounted for the net proceeds of the September Offering by first allocating the $1,658,000 fair value of the warrants to liabilities and then allocating the remaining amount to equity.

Private Placement – On December 13, 2011, the Company raised $7,364,000, net of $642,000 of issuance costs, through the issuance of 7,625,000 shares of common stock and warrants to purchase an aggregate of 4,956,250 shares of common stock (“2011 Warrants”). The 2011 Warrants are immediately exercisable and entitle the holders of the 2011 Warrants to purchase up to an aggregate of 4,956,250 shares of the Company’s common stock until December 13, 2016 at an exercise price of $1.50 per share (“2011 Warrant Exercise Price”), which price is subject to adjustment. The 2011 Warrants include both cash and cashless exercise provisions.

The 2011 Warrant Exercise Price is subject to adjustment for stock splits, combinations or similar events, and, in such event, the number of shares issuable upon the exercise of the 2011 Warrants will also be adjusted so that the aggregate 2011 Warrant Exercise Price shall be the same immediately before and immediately after the adjustment. In addition, the 2011 Warrant Exercise Price is also subject to a “weighted-average” anti-dilution adjustment if the Company issues or is deemed to have issued securities at a price lower than the then applicable 2011 Warrant Exercise Price.

The 2011 Warrants require payments to be made by the Company for failure to deliver the shares of common stock issuable upon exercise.

The 2011 Warrants may not be converted if, after giving effect to the conversion, the investor together with its affiliates would beneficially own in excess of 4.99% of the Company’s outstanding shares of common stock. The blocker applicable to the exercise of the 2011 Warrants may be raised or lowered to any other percentage not in excess of 9.99%, except that any increase will only be effective upon 61-days’ prior notice to the Company.

If the Company issues options, convertible securities, warrants, stock, or similar securities to holders of its common stock, each holder of a 2011 Warrant has the right to acquire the same as if the holder had exercised its 2011 Warrant. The 2011 Warrants prohibit the Company from entering into specified transactions involving a change of control, unless the successor entity assumes all of the Company’s obligations under the 2011 Warrants under a written agreement.

The Company accounted for the net proceeds of the private placement by first allocating the fair value of the 2011 warrants to a liability and then recorded the remaining amount to equity.

Registration Rights Agreement – In connection with the sale of the shares of common stock and the 2011 Warrants, the Company entered into a registration rights agreement with all of the investors to file a registration statement on Form S-1 with the Securities and Exchange Commission by December 23, 2011 for the resale by the purchasers of the 7,625,000 shares of common stock and the 4,956,250 shares of common stock issuable upon exercise of the 2011 Warrants issued on December 13, 2011.

Subject to grace periods, the Company is required to keep the registration statement (and the prospectus contained in that registration statement available for use) for resale by the investors on a delayed or continuous basis at then-prevailing market prices at all times until the earlier of (i) the date as of which all of the investors may sell all of the shares of common stock required to be covered by the registration statement without restriction under Rule 144 under the Securities Act (including volume restrictions) and without the need for current public information required by Rule 144(c)(1), if applicable) or (ii) the date on which the investors shall have sold all of the shares of common stock covered by the registration statement.

The Company must pay registration delay payments of 2% of each investor’s initial investment per month if the registration statement ceases to be effective prior to the expiration of deadlines provided for in the registration rights agreement. The initial registration statement became effective by the stated deadline and the Company did not record any liability associated with any registration delay payments under the registration rights agreement.

Convertible Note Warrants – On October 6, 2010, as part of the Initial Notes issuance, the Company issued the Initial 2010 Warrants which were immediately exercisable and entitled the holders of the Initial 2010 Warrants to purchase up to an aggregate of 2,941,178 shares of the Company’s common stock until October 6, 2017 at an original exercise price of $5.95 per share, which price was subject to adjustment. The Initial 2010 Warrants were subsequently exchanged for the 2010 Warrants having substantially the same terms. The 2010 Warrants include both cash and cashless exercise provisions. Upon the Company’s consummation of the private placement on December 13, 2011, the original exercise price of the 2010 Warrants was reduced to $0.45 per share (“2010 Warrant Exercise Price”), which is also subject to adjustment.

The 2010 Warrant Exercise Price is subject to adjustment for stock splits, combinations or similar events, and, in such event, the number of shares issuable upon the exercise of the 2010 Warrants will also be adjusted so that the aggregate 2010 Warrant Exercise Price shall be the same immediately before and immediately after the adjustment. In addition, the 2010 Warrant Exercise Price is also subject to a “full ratchet” anti-dilution adjustment where if the Company issues or is deemed to have issued securities at a price lower than the then applicable 2010 Warrant Exercise Price, the 2010 Warrant Exercise Price will immediately decline to equal the price at which the Company issues or is deemed to have issued its common stock.

If the Company sells or issues any securities with “floating” conversion prices based on the market price of its common stock, a holder of a 2010 Warrant has the right to substitute the “floating” conversion price for the 2010 Warrant Exercise Price upon exercise of all or part the 2010 Warrant.

The 2010 Warrants require payments to be made by the Company for failure to deliver the shares of common stock issuable upon exercise.

The 2010 Warrants may not be converted if, after giving effect to the conversion, the investor together with its affiliates would beneficially own in excess of 4.99% or 9.99% (which percentage has been established at the election of each investor) of the Company’s outstanding shares of common stock. The blocker applicable to the exercise of the 2010 Warrants may be raised or lowered, subject to an advance notice period, to any other percentage not in excess of 9.99%.

If the Company issues options, convertible securities, warrants, stock, or similar securities to holders of its common stock, each holder of a 2010 Warrant has the right to acquire the same as if the holder had exercised its 2010 Warrant. The 2010 Warrants prohibit the Company from entering into specified transactions involving a change of control, unless the successor entity is a publicly traded corporation that assumes all of the Company’s obligations under the 2010 Warrants under a written agreement approved by all of the holders of the 2010 Warrants before the transaction is completed. When there is a transaction involving a permitted change of control, a holder of a 2010 Warrant will have the right to force the Company to repurchase the holder’s 2010 Warrants for a purchase price in cash equal to the Black Scholes value of the then unexercised portion of the 2010 Warrants.

If at any time after the date the Company has initially satisfied certain specified conditions, and (i) its common stock trades at a price equal to or greater than $14.84 per share for 20 trading days in any 30 consecutive trading day period (“Mandatory Exercise Measuring Period”), (ii) the average daily dollar trading volume of the Company’s common stock for each trading day during the Mandatory Exercise Measuring Period exceeds $250,000 per day, and (iii) all such conditions are then satisfied, the Company will have the right to require the holders of the 2010 Warrants to fully exercise all, but not less than all, of the 2010 Warrants (subject to the blocker).

In February 2012, certain holders of the 2010 Warrants exercised their 2010 Warrants with respect to 252,101 shares of common stock on a cashless exercise basis, resulting in 172,269 net shares of common stock issued by the Company.

Accounting for 2011 and 2010 Warrants – The Company has determined that both the 2011 Warrants and the 2010 Warrants did not meet the conditions for classification in stockholders’ equity and as such, the Company has recorded them as a liability at fair value. The Company will revalue them at each reporting period. Accordingly, the Company recorded fair value adjustments quarterly, with total fair value adjustments of $4,451,000 and $1,727,000 for the years ended December 31, 2011 and 2010, respectively, which is largely attributed to warrant term shortening and reduction in the market value of the Company’s common stock. See Note 13 for the Company’s fair value assumptions. As noted above, the exercise price of the 2010 Warrants declined to $0.45 as a result of anti-dilution adjustments due to the Company’s December 2011 equity financing. At that time, the Company recorded an aggregate $1,100,000 expense to fair value adjustments on convertible debt and warrants in its consolidated statements of operations.

Other Warrant Issuances – In March 2008, the Company issued warrants to purchase an aggregate of 439,561 shares of common stock at an exercise price of $49.00 per share, which expire in 2018. In May 2008, the Company issued warrants to purchase an aggregate of 63,189 shares of common stock at an exercise price of $49.00 per share, which expire in 2018.

In May 2008, the Company issued warrants to purchase an aggregate of 428,573 shares of common stock at an exercise price of $49.70 per share, which expire in 2013.

Warrant Summary – The following table summarizes warrant activity for the years ended December 31, 2011 and 2010 (number of shares in thousands):

	Number of Shares	Price per Share	Weighted Average Exercise Price
Balance at December 31, 2009	931	$49.00 – 49.70	$49.32
Warrants issued	2,941	$0.45	$0.45
Balance at December 31, 2010	3,872	$0.45 – 49.70	$12.20
Warrants issued	4,956	$1.50	$1.50
Warrants exercised	(2,437)	$0.45	$0.45
Balance at December 31, 2011	6,391	$0.45 – 49.70	$8.39

7. COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments And Contingencies
7. COMMITMENTS AND CONTINGENCIES

Purchase Commitments – At September 30, 2012, the Company had fixed-price purchase contracts with its suppliers to purchase $14,153,000 of ethanol and indexed-price contracts to purchase 112,000 gallons of ethanol. These contracts will be satisfied throughout the remainder of 2012.

Sales Commitments – At September 30, 2012, the Company had entered into sales contracts with its major customers to sell certain quantities of ethanol and WDG. The volumes indicated in the indexed-price contracts table will be sold at publicly-indexed sales prices determined by market prices in effect on their respective transaction dates (in thousands):

Fixed-Price Contracts
Ethanol	$70
WDG	521
Total	$591

Indexed-Price Contracts (Volume)
Ethanol (gallons)	97,708
WDG (tons)	55

Litigation – General – The Company is subject to various claims and contingencies in the ordinary course of its business, including those related to litigation, business transactions, employee-related matters, and others. When the Company is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. If the loss is not probable or the amount of the loss cannot be reasonably estimated, the Company discloses the claim if the likelihood of a potential loss is reasonably possible and the amount involved could be material. While there can be no assurances, the Company does not expect that any of its pending legal proceedings will have a material financial impact on the Company’s operating results.

Commitments – The following is a description of significant commitments at December 31, 2011:

Operating Leases – Future minimum lease payments required by non-cancelable operating leases in effect at December 31, 2011 are as follows (in thousands):

Years Ended December 31,	Amount
2012	$1,474
2013	1,196
2014	735
2015	747
2016	701
Thereafter	3,820
Total	$8,673

Total rent expense during the years ended December 31, 2011 and 2010 was $2,300,000 and $1,598,000, respectively.

Sales Commitments – At December 31, 2011, the Company had entered into sales contracts with its major customers to sell certain quantities of ethanol, WDG and syrup. These sales contracts will be completed throughout 2012. The volumes indicated in the indexed price contracts table will be sold at publicly-indexed sales prices determined by market prices in effect on their respective transaction dates (in thousands):

Fixed-Price Contracts
Ethanol	$2,609
WDG and syrup	1,662
Total	$4,271
Indexed-Price Contracts (Volume)
Ethanol (gallons)	113,575
WDG and syrup (tons)	108

Purchase Commitments – At December 31, 2011, the Company had fixed-price purchase contracts with its suppliers to purchase $17,329,000 of ethanol and indexed-price purchase contracts with its suppliers to purchase 9,138,000 gallons of ethanol. These purchase commitments will be satisfied throughout 2012.

Contingencies – The following is a description of significant contingencies at December 31, 2011:

Litigation – General – The Company is subject to various claims and contingencies in the ordinary course of its business, including those related to litigation, business transactions, employee-related matters, and others. When the Company is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. If the loss is not probable or the amount of the loss cannot be reasonably estimated, the Company discloses the claim if the likelihood of a potential loss is reasonably possible and the amount involved could be material. While there can be no assurances, the Company does not expect that any of its pending legal proceedings will have a material financial impact on the Company’s operating results.

Litigation – Barry Spiegel – In 2005, Barry J. Spiegel, a former shareholder and director of Accessity Corp., filed a complaint in the Circuit Court of the 17th Judicial District in and for Broward County, Florida (Case No. 05018512, the “State Court Action”), against Barry Siegel, Philip Kart, Kenneth Friedman and Bruce Udell. Messrs. Udell and Friedman are former directors of Accessity and Pacific Ethanol. Mr. Kart is a former executive officer of Accessity and Pacific Ethanol. Mr. Siegel is a former director and former executive officer of Accessity and Pacific Ethanol. Mr. Spiegel voluntarily dismissed his case in 2007 but later renewed his case in 2009 and added as additional defendants PEI California, Pacific Ethanol, William L. Jones, Neil M. Koehler and Ryan W. Turner. Messrs. Jones and Turner are directors of Pacific Ethanol. Mr. Turner is a former officer of Pacific Ethanol. Mr. Koehler is a director and officer of Pacific Ethanol.

In 2006, Mr. Spiegel filed a complaint in the United States District Court for the Southern District of Florida (Case No. 06-61848, the “Federal Court Action”), against the foregoing individual defendants and Pacific Ethanol.

The State and Federal Court Actions alleged numerous claims and related to a share exchange transaction completed in 2005 among Accessity and the owners of each of Kinergy, ReEnergy, LLC and PEI California. The State Court Action sought approximately $22.0 million in damages. The Federal Court Action sought approximately $15.0 million in damages.

After discovery, various motions and other pre-trial proceedings, on November 9, 2011, the Company and parties to the Spiegel cases entered into a confidential settlement agreement to settle all matters relating to the State Court Action and the Federal Court Action. The settlement agreement became effective on November 21, 2011, whereupon the State Court Action and the Federal Court Action were dismissed with prejudice.

8. FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements
8. FAIR VALUE MEASUREMENTS.

The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels as follows:

·	Level 1 – Observable inputs – unadjusted quoted prices in active markets for identical assets and liabilities;

·	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data; and

·	Level 3 – Unobservable inputs – includes amounts derived from valuation models where one or more significant inputs are unobservable. For fair value measurements using significant unobservable inputs, a description of the inputs and the information used to develop the inputs is required along with a reconciliation of Level 3 values from the prior reporting period.

The Company valued its warrants using a Monte Carlo Binomial Lattice-Based valuation methodology, adjusted for marketability restrictions. Significant assumptions used in the valuations for the dates noted are as follows (fair value in thousands):

As of September 30, 2012:

Original Issue Date	Exercise Price	Volatility	Risk Free Int Rate	Term (yrs)	Marketability Discount	Fair Value

October 2010	$0.12	75.6%	0.62%	5.10	48.0%	$43
December 2011	$0.84	77.7%	0.47%	4.21	55.9%	585
July 2012	$0.50	76.8%	0.62%	4.76	57.5%	3,351
July 2012	$0.43	73.9%	0.17%	1.26	57.5%	858
September 2012	$0.59	74.1%	0.31%	3.00	58.5%	1,658
						$6,495

As of December 31, 2011:

Original Issue Date	Exercise Price	Volatility	Risk Free Int Rate	Term (yrs)	Marketability Discount	Fair Value

October 2010	$0.45	68.0%	1.09%	5.90	47.4%	$226
December 2011	$1.50	68.0%	0.83%	4.96	52.0%	1,695
						$1,921

 The changes in the fair value of the Company’s Level 3 inputs were as follows (in thousands):

Balance, December 31, 2011	$1,921
Warrant exercises	(112)
Adjustments to fair value for the period	33
Balance, March 31, 2012	1,842
Adjustments to fair value for the period	(1,285)
Balance, June 30, 2012	557
July Offering	3,380
September Offering	1,658
Adjustments to fair value for the period	900
Balance, September 30, 2012	$6,495

Other Derivative Instruments – The Company’s other derivative instruments consist of commodity positions. The fair value of the commodity positions are based on quoted prices on the commodity exchanges and are designated as Level 1.

The following table summarizes fair value measurements by level at September 30, 2012 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$514	–	–	$514
Total Assets	$514	$–	$–	$514

__________

(1) Included in other current assets in the consolidated balance sheets.

	Level 1	Level 2	Level 3	Total
Liabilities:
Warrants	$–	$–	$6,495	$6,495
Commodity contracts(1)	291	–	–	291
Total Liabilities	$291	$–	$6,495	$6,786

__________

(1) Included in accrued liabilities in the consolidated balance sheets.

The following tables summarize fair value measurements by level at December 31, 2011 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$244	–	–	$244
Total Assets	$244	$–	$–	$244

__________

(1) Included in other current assets in the consolidated balance sheets.

	Level 1	Level 2	Level 3	Total
Liabilities:
Warrants(1)	$–	$–	$1,921	$1,921
Commodity contracts(2)	500	–	–	500
Total Liabilities	$500	$–	$1,921	$2,421

__________

(1) Included in other liabilities in the consolidated balance sheets.

(2) Included in accrued liabilities in the consolidated balance sheets.

The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels as follows:

•	Level 1 – Observable inputs – unadjusted quoted prices in active markets for identical assets and liabilities;
·	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data; and
·	Level 3 – Unobservable inputs – includes amounts derived from valuation models where one or more significant inputs are unobservable. For fair value measurements using significant unobservable inputs, a description of the inputs and the information used to develop the inputs is required along with a reconciliation of Level 3 values from the prior reporting period.

Convertible Notes and 2010 Warrants – As discussed in Notes 6 and 10, the Company recorded the convertible notes and related warrants at fair value and designated them as Level 3 on their issuance date.

The convertible notes were valued using a combination of a Monte Carlo Binomial Lattice-Based valuation methodology for the embedded conversion feature, adjusted for marketability restrictions, combined with a discounted cash flow model for the payment stream of the debt instrument. Significant assumptions used in the valuation at both the issuance date and December 31, 2010 are as follows:

Assumptions	October 6, 2010	December 31, 2010
Conversion price	$ 5.95	$ 5.95
Volatility	73.7%	68.4%
Risk free interest rate	0.24%	0.29%
Term (years)	1.27	1.03
Marketability discount	32.0%	27.0%
Discount rate on plain debt	30.0%	30.0%

Based on the above, the Company estimated the fair value of the convertible notes to be $37,474,000 at October 6, 2010 and $38,108,000 at December 31, 2010. The Company continued estimating the fair value of the convertible notes quarterly until their retirement on November 14, 2011.

The warrants were valued using a Monte Carlo Binomial Lattice-Based valuation methodology, adjusted for marketability restrictions. Significant assumptions used in the valuations for the dates noted are as follows:

Assumptions	October 6, 2010	December 31, 2010
Strike price	$5.95	$5.95
Volatility	67.0%	63.5%
Risk free interest rate	1.77%	2.71%
Term (years)	7.00	6.90
Marketability discount	50.4%	$44.4%

Based on the above, the Company estimated the fair value of the warrants to be $7,445,000 at October 6, 2010 and $5,718,000 at December 31, 2010.

As discussed in Note 10, as a result of the Company’s private placement on December 13, 2011, the strike price of the 2010 Warrants reset. The Company estimated the fair value of the 2010 Warrants on December 13, 2011 and December 31, 2011 as follows:

Assumptions	December 13, 2011	December 31, 2011
Strike price	$0.45	$0.45
Volatility	72.3%	68.0%
Risk free interest rate	1.13%	1.09%
Term (years)	5.90	5.90
Marketability discount	50.2%	47.4%

Based on the above, the Company estimated the fair value of the 2010 Warrants to be $1,394,000 at December 13, 2011 and $226,000 at December 31, 2011.

The 2011 Warrants were valued using a Monte Carlo Binomial Lattice-Based valuation methodology, adjusted for marketability restrictions.

Significant assumptions used in the valuations for the dates noted are as follows:

Assumptions	December 13, 2011	December 31, 2011
Strike price	$1.50	$1.50
Volatility	72.3%	68.0%
Risk free interest rate	0.85%	0.83%
Term (years)	5.00	4.96
Marketability discount	54.9%	52.0%

Based on the above, the Company estimated the fair value of the 2011 Warrants to be $1,809,000 at December 13, 2011 and $1,695,000 at December 31, 2011.

Interest Rate Caps and Swaps – Prior to the Effective Date, the Company classified the Plant Owners’ interest rate caps and swaps into the following levels depending on the inputs used to determine their fair values. The fair value of the interest rate caps were designated as Level 2 based on quoted prices on similar assets or liabilities in active markets. The fair values of the interest rate swaps were designated as Level 3 and were based on a combination of observable inputs and material unobservable inputs.

The Plant Owners had five pay-fixed-and-receive variable interest rate swaps in liability positions which were extinguished as part of the emergence from bankruptcy. To reflect the Plant Owners’ financial condition and Chapter 11 Filings, a recovery rate of 40% was applied to that value. Management elected the 40% recovery rate in the absence of any other company-specific information. As the recovery rate is a material unobservable input, these swaps were considered Level 3. On June 29, 2010, the liability balance of $1,628,000 was removed from the Company’s consolidated financial statements as discussed in Note 7.

Other Derivative Instruments – The Company’s other derivative instruments consist of commodity positions. The fair value of the commodity positions are based on quoted prices on the commodity exchanges and are designated as Level 1.

The following table summarizes fair value measurements by level at December 31, 2011 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts	$244	$—	$—	$244
Total Assets	$244	$—	$—	$244

Liabilities:
2011 Warrants(1)	$—	$—	$1,695	$1,695
2010 Warrants(1)	—	—	226	226
Commodity contracts(1)	500	—	—	500
Total Liabilities	$500	$—	$1,921	$2,421

(1)      Included in other liabilities in the consolidated balance sheets.

The following table summarizes fair value measurements by level at December 31, 2010 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts	$—	$—	$—	$—
Total Assets	$—	$—	$—	$—

Liabilities:
Convertible notes	$—	$—	$38,108	$38,108
2010 Warrants(1)	—	—	5,718	5,718
Commodity contracts(1)	15	—	—	15
Total Liabilities	$15	$—	$43,826	$43,841

(1)      Included in other liabilities in the consolidated balance sheets.

For fair value measurements using significant unobservable inputs (Level 3), a description of the inputs and the information used to develop the inputs is required along with a reconciliation of Level 3 values from the prior reporting period. The changes in the Company’s fair value of its Level 3 inputs were as follows (in thousands):

	Convertible Notes	2010 Warrants	2011 Warrants	Interest Rate Swaps
Balance, December 31, 2009	$—	$—	$—	$(2,875)
Issuance of convertible notes and warrants	37,474	7,445	—	—
Gain recognized in bankruptcy exit	—	—	—	1,628
Adjustments to fair value for the period	634	(1,727)	—	1,247
Balance, December 31, 2010	$38,108	$5,718	$—	—
Issuance of 2011 Warrants	—	—	1,809	—
Repayments of convertible notes	(35,000)	—	—	—
Exercises of 2010 Warrants	—	(1,155)	—	—
Adjustments to fair value for the period	(3,108)	(4,337)	(114)	—
Balance, December 31, 2011	$—	$226	$1,695	$—

Reconciliation of Impact to Statements of Operations – The following reconciliation summarizes the initial amounts recognized for the issuance of the convertible notes, 2010 Warrants and 2011 Warrants and subsequent amounts that are recorded in the statements of operations as fair value adjustments (in thousands):

	Balance Sheet		Statements of Operations
	Convertible Notes	Warrants	Fair Value Gain (Loss)
Issuance of $35.0 million on October 6, 2010	$37,474	$7,445	$(9,919)
Write-off of issuance costs	—	—	(2,910)
Adjustments to fair value for the period	634	(1,727)	1,093
As of and for year ending December 31, 2010	$38,108	$5,718	$(11,736)
Issuance of 2011 Warrants	—	1,809	—
Repayments of convertible notes	(35,000)	—	—
Exercises of 2010 Warrants	—	(1,155)	—
Adjustments to fair value for the period	(3,108)	(4,451)	(7,559)
As of and for year ending December 31, 2011	$—	$1,921	$(7,559)

9. EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Note 9 .EARNINGS PER SHARE

The following tables compute basic and diluted earnings per share (in thousands, except per share data):

	Nine Months Ended September 30, 2012
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol	$(13,553)
Less: Preferred stock dividends	(949)
Basic and diluted loss per share:
Loss available to common stockholders	$(14,502)	96,203	$(0.15)

	Nine Months Ended September 30, 2011
	Income Numerator	Shares Denominator	Per-Share Amount
Net income attributed to Pacific Ethanol	$5,120
Less: Preferred stock dividends	(946)
Basic income per share:
Income available to common stockholders	$4,174	21,230	$0.20
Add: Stock options	–	98
Diluted income per share:
Income available to common stockholders	$4,174	21,328	$0.20

There were an aggregate of 3,300,000 potentially dilutive weighted-average shares from convertible securities outstanding for the nine months ended September 30, 2012. These convertible securities were not considered in calculating diluted net loss per share for the three and nine months ended September 30, 2012, as their effect would have been anti-dilutive.

10. RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
10. RELATED PARTY TRANSACTIONS

Preferred Dividends – The Company accrued and paid cash dividends in respect of its Series B Preferred Stock of $949,000 for the nine months ended September 30, 2012, and accrued but did not pay cash dividends of $946,000 for the nine months ended September 30, 2011. On August 21, 2012, the Company entered into an agreement with the Series B Preferred Stock holders under which the Company issued 2,360,000 shares of its common stock in payment of $732,000 of the total $7,315,000 of accrued and unpaid dividends in respect of the Series B Preferred Stock. In addition, the holders of the Series B Preferred Stock agreed to forebear from exercising any rights they may have with respect to the unpaid dividends until January 1, 2014. The Company had accrued and unpaid dividends in respect of its Series B Preferred Stock of $6,583,000 and $7,315,000 as of September 30, 2012 and December 31, 2011, respectively.

Note Payable to Related Party – The Company had a note payable to its Chief Executive Officer totaling $750,000 as of September 30, 2012 and December 31, 2011. This note matures on March 31, 2013.

Preferred Dividends – The Company had accrued and unpaid dividends in respect of its Series B Preferred Stock of $7,315,000 and $6,050,000 as of December 31, 2011 and 2010, respectively.

Notes Payable to Related Parties – The Company had notes payable to its Chairman of the Board and its Chief Executive Officer totaling $750,000 and $1,250,000 as of December 31, 2011 and 2010, respectively. On November 30, 2011, the Company paid $500,000 in principal under these notes. On October 29, 2010, the Company paid all accrued interest and $750,000 in principal under these notes. On November 5, 2010, the Company entered into amendments to these notes, extending the maturity date to March 31, 2012. On March 7, 2012, the maturity date was further extended to March 31, 2013.

Notes Payable to Related Party – In November 2008, the Company restructured certain construction related loans of $30,000,000 in the aggregate with Lyles United by paying all accrued and unpaid interest thereon and issuing an amended and restated promissory note in the principal amount of $30,000,000. The amended and restated promissory note was due March 15, 2009 and accrued interest at the Prime Rate of interest, plus 3.00%.

In October 2008, upon completion of the Stockton facility, the Company converted final unpaid construction costs to an unsecured note payable. The note payable was between the Company and Lyles Mechanical Co. in the principal amount of $1,500,000 and was due with accrued interest on March 31, 2009. Interest accrued at the Prime Rate of interest, plus 2.00%.

In February 2009, the Company notified Lyles United and Lyles Mechanical Co. (collectively, “Lyles”) that it would not be able to pay off its notes due March 15 and March 31, 2009 and as a result, entered into a forbearance agreement. Under the terms of the forbearance agreement, Lyles agreed to forbear from exercising rights and remedies against the Company through April 30, 2009. These forbearances were not extended.

In March 2010, the Company announced agreements designed to satisfy its indebtedness to Lyles. Socius CG II, Ltd. (“Socius”) entered into purchase agreements with Lyles under which Socius would purchase claims in respect of the Company’s indebtedness in tranches of up to $5,000,000, which claims Socius would then settle in exchange for shares of the Company’s common stock. Each tranche was to be settled in exchange for the Company’s common stock valued at a 20% discount to the volume weighted average price of the Company’s common stock over a predetermined trading period, which ranged from five to 20 trading days, immediately following the date on which the shares were first issued to Socius.

Under this arrangement, the Company issued shares to Socius which settled outstanding debt previously owed to Lyles in four successive transactions. For the year ended December 31, 2010, the Company issued an aggregate of 3,441,000 shares with an aggregate fair value of $21,159,000 in exchange for $19,000,000 in debt extinguishment, resulting in an aggregate loss of $2,159,000. The Company determined fair value based on the closing price of its shares on the last day of the applicable trading period, which was the date the net shares to be issued were determinable by the Company.

On October 6, 2010, the Company paid in full all remaining principal, accrued interest and fees owed to Lyles using the proceeds from the sale of its interest in Front Range and the issuance and sale of the convertible notes and 2010 Warrants.

Consulting Agreement – Ryan Turner – In November 2009, the Company entered into a consulting agreement with Ryan W. Turner, who is the son-in-law of the Company’s Chairman of the Board, at $20,000 per month for consulting services relating to the Company’s restructuring efforts. The Company paid Mr. Turner an aggregate of $23,100 for the year ended December 31, 2010. As of December 31, 2010, the Company had no outstanding accounts payable to Mr. Turner. The Company’s consulting relationship with Mr. Turner was terminated in connection with his appointment to the Company’s Board of Directors in February 2010. Mr. Turner did not seek reelection in 2011 and is no longer a member of the Company’s Board of Directors.

Consulting Agreement – Michael Kandris – On December 30, 2011, the Company entered into an Independent Contractor Services Agreement with Michael Kandris, a member of the Company’s Board of Directors, appointing him as a consultant to the Company with supervisory responsibility for ethanol plant operations, under the direction of the Company’s Chief Executive Officer. The agreement became effective as of January 1, 2012. Mr. Kandris is to receive compensation as set forth in each statement of work. The current statement of work provides that Mr. Kandris shall receive bi-weekly payments in the amount of approximately $8,500. The agreement has an initial term of one year, and may be renewed by mutual agreement for successive one-year terms.

11. SUBSEQUENT EVENT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Event
Note 11.SUBSEQUENT EVENT

Repayment of Senior Unsecured Notes – On October 1, 2012, the Company fully repaid in cash its $10,000,000 in senior unsecured notes from proceeds of its public offering, which closed on September 26, 2012.

Second Amended and Restated Credit Agreement – On October 29, 2012, the Plant Owners entered into a Second Amended and Restated Credit Agreement (“Restated Credit Agreement”) with the lenders party to the agreement. The Restated Credit Agreement provides for a revolving credit facility of up to $40,000,000, a term loan of $25,000,000 (“Tranche A-1 Loan”) and a term loan of $26,300,000 (“Tranche A-2 Loan”). Under the terms of the Restated Credit Agreement, $39,500,000 of the combined revolving loans and term loans has a maturity date of June 25, 2013 and $51,800,000 of the combined revolving loans and term loans has a maturity date of June 30, 2016.

The Plant Owners may elect to receive Eurodollar loans and/or base rate loans. The per annum interest rate on Eurodollar loans is equal to (a) the rate obtained by dividing (i) the one-month LIBOR for the relevant interest period (but in no event less than 4%) by (ii) a percentage equal to (1) 100% minus (2) the Eurodollar Reserve Percentage (as determined by the Board of Governors of the Federal Reserve System) for the relevant period, plus (b) the applicable margin of 10%. The per annum interest rate on base rate loans is equal to (A) the higher of (x) the Federal Funds Effective Rate (equal to the weighted average of the rates on overnight federal funds transactions with members of the Federal Reserve System) plus 0.50%, (y) the rate of interest as publicly announced by Wells Fargo Bank as its “prime rate” or (z) the one-month LIBOR plus 1.0%, plus the applicable margin of 10%.

Interest under the loans is payable monthly in cash, but as long as no default or event of default has occurred or is continuing, interest payments due to certain lenders for any period prior to June 25, 2013, may, at the option of the Plant Owners, be deferred and added to the principal balance of the Tranche A-1 Loan due June 30, 2016. The Plant Owners are also required to pay an unused line fee of 2.0% per annum and other customary fees and expenses associated with the credit facility.

The Plant Owners’ obligations are secured by a security interest in their assets and equity interests in favor of the lenders. The Restated Credit Agreement contains numerous customary representations, warranties, affirmative and negative covenants and other customary terms and conditions, including events of default (including upon the occurrence of an event of default with respect to any indebtedness owed by the Company) and remedies in favor of the lenders. The Restated Credit Agreement also contains restrictions on the creation or incurrence of additional indebtedness (other than pursuant to the Credit Agreement described below) and on distributions of funds from the Plant Owners to any affiliates of the Plant Owners, including the Company.

The Restated Credit Agreement also contains financial covenants concerning certain of the Plant Owners’ budgeted expenses. Specifically, the Plant Owners shall not permit amounts disbursed pursuant to the categories in the budget related to the asset management agreement among the Plant Owners and the Company and operating disbursements to exceed their respective budgeted amounts by more than 10%.

The Plant Owners have the right at any time, and from time to time, but subject to limitations imposed by an intercreditor agreement (described below), to prepay in whole or in part the revolving loans and Tranche A-1 Loans (and the Tranche A-2 Loans following the payment in full of the revolving loans and Tranche A-1 Loans). However, in the event of any prepayment of the Tranche A-1 Loans that have a maturity date of June 30, 2016, the Plant Owners must pay a premium equal to the present value of all interest payments which would have accrued from the date of such payment through June 30, 2016, calculated using a discount rate, applied quarterly, equal to the Treasury Rate as of such prepayment date plus 50 basis points. The Restated Credit Agreement also provides for mandatory prepayments in connection with certain customary events, including any sale of material assets; however, certain mandatory prepayments are not subject to the prepayment premium.

Credit Agreement – On October 29, 2012, the Plant Owners entered into a Credit Agreement (“Credit Agreement”) with lenders party to the agreement. The Credit Agreement provides for a revolving credit facility of up to $10,000,000. The Plant owners may request (with a maximum of 5 requests) increases in the amount of the facility in increments of not less than $1,000,000, up to a maximum credit limit of $5,000,000. The lenders have no obligation to agree to such a request.

Effective as of January 11, 2013, the maturity date applicable to Loans made under the Credit Agreement was extended from June 25, 2013 to June 25, 2015. The maturity date applicable to the Loans made under the Credit Agreement may be extended to June 25, 2016 upon approval of lenders holding in excess of 50% of the outstanding principal amount of the loans and the undisbursed amount of the aggregate lending commitment.

The Plant Owners may elect to receive Eurodollar loans and/or base rate loans. The per annum interest rate on Eurodollar loans is equal to (a) the rate obtained by dividing (i) the one-month LIBOR for the relevant interest period (but in no event less than 4%) by (ii) a percentage equal to (1) 100% minus (2) the Eurodollar Reserve Percentage (as determined by the Board of Governors of the Federal Reserve System) for the relevant period, plus (b) the applicable margin. The per annum interest rate on base rate loans is equal to (A) the higher of (x) the Federal Funds Effective Rate (equal to the weighted average of the rates on overnight federal funds transactions with members of the Federal Reserve System), plus 0.50%, (y) the rate of interest as publicly announced by Wells Fargo Bank as its “prime rate” or (z) the one-month LIBOR plus 1.0%, plus the applicable margin. With respect to both the Eurodollar loans and base rate loans, the applicable margin is 5.5%; provided that for any loans for which interest is paid as capitalized interest, the applicable margin is deemed to be 8.0% per annum for the period for which interest is so paid.

Interest under the loans is payable monthly in cash, but as long as no default or event of default has occurred or is continuing, interest payments due to the lenders may, at the option of the Plant Owners, be deferred and added as capitalized interest to the principal balance of the loans. The Plant Owners are also required to pay an unused line fee of 2.0% per annum and other customary fees and expenses associated with the credit facility.

The Plant Owners’ obligations are secured by a security interest in their assets and equity interests in favor of the lenders. The Credit Agreement contains numerous customary representations, warranties, affirmative and negative covenants and other customary terms and conditions, including events of default (including upon the occurrence of an event of default with respect to any indebtedness owed by the Company) and remedies in favor of the lenders. The Credit Agreement also contains restrictions on the creation or incurrence of additional indebtedness and on distributions of funds from the Plant Owners to any affiliates of the Plant Owners, including the Company

The Credit Agreement also contains financial covenants concerning certain of the Plant Owners’ budgeted expenses. Specifically, the Plant Owners shall not permit amounts disbursed pursuant to the categories in the budget related to the asset management agreement among the Plant Owners and the Company and operating disbursements to exceed their respective budgeted amounts by more than 10%.

The Plant Owners have the right at any time, and from time to time, but subject to limitations imposed by an intercreditor agreement, to prepay the revolving loans under the Credit Agreement. The Credit Agreement also provides for mandatory prepayments in connection with certain customary events, including any sale of material assets.

Intercreditor Agreement – On October 29, 2012, the Plant Owners entered into an Intercreditor Agreement (“Intercreditor Agreement”) with Wells Fargo Bank, National Association (“Agent”), as collateral agent. The Intercreditor Agreement provides, among other things, that the amounts owed by the Plant Owners under the Credit Agreement shall be senior in right and payment to the payment of amounts owed by the Plant Owners under the Restated Credit Agreement. In addition, pursuant to the terms of the Intercreditor Agreement, the lenders under the Restated Credit Agreement have agreed to continue, and make certain additional extensions of, credit to the Plant Owners pursuant to the terms of the Restated Credit Agreement, upon, among other terms and conditions, the conditions that (i) obligations of Plant Owners under the Restated Credit Agreement shall be secured by a second priority lien on, and security interests in, the collateral under the Restated Credit Agreement, and (ii) subject to the terms and conditions contained in the Intercreditor Agreement, the payment of certain obligations under the Restated Credit Agreement shall be subordinate and subject in right and time of payment to the prior discharge of amounts owed by the Plant Owners under the Credit Agreement.

Debt, Warrant and PE Holdco Interest Acquisitions – On December 19, 2012, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with 5 accredited investors (the “Investors”). Under the terms of the Purchase Agreement, the Company agreed to sell $22,192,491 in aggregate principal amount of its senior unsecured notes (the “Notes”) and 5-year warrants (the “Warrants”) to purchase an aggregate of 25,630,286 shares of the Company’s common stock at an exercise price of $0.52 per share, to the Investors in a private offering for aggregate gross proceeds of $22,192,491.   The sale of the Notes and the Warrants to the Investors closed on January 11, 2013 (the “Closing”).  In connection with the sale of the Notes and the Warrants, the Company entered into a registration rights agreement with the Investors on January 11, 2013.

Of the gross proceeds, $21,538,596 was used to purchase from certain of the Investors an aggregate principal amount of $21,538,596 of Tranche A-2 Loans (the “Acquired Plant Debt”) issued under the Restated Credit Agreement. On January 11, 2013, the maturity date applicable to the Acquired Plant Debt was extended from June 30, 2013 to June 30, 2016.

Of the remaining gross proceeds, $653,895 was used to purchase from certain of the Investors 130.779 membership interest units of New PE Holdco LLC, increasing the Company’s ownership interests in New PE Holdco to 80%.

The Notes were issued at the Closing and have an aggregate principal amount of $22,192,491. The Notes will mature on March 30, 2016 (the “Maturity Date”). The Notes bear interest at the rate of 5% per annum, subject to adjustment.  If the aggregate outstanding principal balance of the Notes is not less than $10,769,297 by January 15, 2014, the interest rate will increase commencing on January 15, 2014 by 1% per annum on each calendar January 15, April 15, July 15 and October 15 until the aggregate outstanding principal balance of the Notes is less than $10,769,297. The interest rate will also increase by an additional 2% per annum above the interest rate otherwise applicable upon the occurrence, and during the continuance, of an event of default until such event of default has been cured. The Company is required to pay all outstanding principal and any accrued and unpaid interest on the Notes on the Maturity Date. The Company may, at its option, prepay the Notes at any time without premium or penalty.

If at any time the Company receives net cash proceeds from an issuance of equity or equity linked securities of the Company, certain sales of assets of the Company or any of its wholly or partially owned subsidiaries or as a result of the Company or any of its wholly or partially owned subsidiaries incurring certain indebtedness, then the Company will be obligated to prepay the Notes using 100% of all such net cash proceeds, provided that in connection with proceeds received in connection with an Equity Linked Issuance (as defined in the Notes), the Company will be obligated to use all such net cash proceeds to either prepay the Notes or purchase outstanding debt issued by its indirect partially owned subsidiaries under the Second Lien Credit Facility, in respective proportions established by the terms of the Notes.

Interest on the Notes is payable in cash in arrears on the 15th calendar day of each month beginning on March 15, 2013 (each an “Interest Payment Date”). Subject to the satisfaction of the Equity Conditions (as defined in the Notes), at the option of the Company, the Company may elect to pay interest due and payable on any Interest Payment Date in shares of Common Stock, provided that the interest rate applicable to any outstanding amounts that Company pays in Interest Shares shall increase by 2% per annum from the then applicable interest rate for the period for which such interest is paid. The number of Interest Shares to be issued, at the Company’s election, on any particular Interest Payment Date shall equal to the quotient of (x) the amount of interest payable (assuming payment in Interest Shares) on such Interest Payment Date divided by (y) the product of (i) the weighted average price of the Common Stock for 30 trading days immediately preceding (but excluding) the Interest Payment Date and (ii) 0.95. If the Company cannot make an interest payment in shares of Common Stock because one of the conditions described above is not satisfied, the Company must make such payment in cash.

Preferred Dividends –On December 26, 2012, the Company entered into an agreement with the Series B Preferred Stock holders under which the Company issued approximately 2,169,000 shares of its common stock in payment of $732,000 of the total $6,583,000 of accrued and unpaid dividends in respect of the Series B Preferred Stock. In addition, the holders of the Series B Preferred Stock agreed to forebear from exercising any rights they may have with respect to accrued unpaid dividends until June 30, 2014. The Company had accrued and unpaid dividends in respect of its Series B Preferred Stock of $5,851,000 as of December 31, 2012.

Related Party Note – On February 7, 2013, the Company entered into an amendment to the promissory note of $750,000, with the Company’s Chief Executive Officer, further extending its maturity date from March 31, 2013 to March 31, 2014.

Stock Incentive Plan - On December 13, 2012, upon approval by the Company’s stockholders, the Company amended its 2006 Stock Incentive Plan (the “Plan”) to increase the number of shares of common stock authorized for issuance under the 2006 Plan from 1,214,285 shares to 6,214,285. In January 2013, the Company granted an aggregate of 2,168,708 shares of common stock to its directors and employees under the 2006 Plan.

Chief Operating Officer - On January 6, 2013, the Company entered into an executive employment agreement with Michael D. Kandris that appointed Mr. Kandris as the Company’s Chief Operating Officer.

Warrant exercises – In February 2012, certain holders of the 2010 Warrants exercised their 2010 Warrants with respect to 252,101 shares of common stock on a cashless exercise basis, resulting in 172,269 net shares of common stock issued by the Company.

Note payable extension – On March 7, 2012, the Company extended the maturity date of its outstanding note payable to its Chief Executive Officer in the principal amount of $750,000 to March 31, 2013. No other terms were changed.

3. PROPERTY AND EQUIPMENT (Dec 2011 only)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
3. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	December 31,
	2011	2010
Facilities and plant equipment	$168,036	$166,229
Land	2,570	2,570
Other equipment, vehicles and furniture	4,918	4,635
Construction in progress	3,328	2,355
	178,852	175,789
Accumulated depreciation	(19,235)	(6,813)
	$159,617	$168,976

Depreciation expense, including idled facilities, was $11,724,000 and $8,536,000 for the years ended December 31, 2011 and 2010, respectively. One of the Pacific Ethanol Plants was idled at December 31, 2011 and 2010. The carrying values of this facility totaled $29,924,000 and $32,000,000 at December 31, 2011 and 2010, respectively. The Company continues to depreciate these assets, resulting in depreciation expense in the aggregate of $2,155,000 and $1,559,000 for the years ended December 31, 2011 and 2010, respectively.

4. INTANGIBLE ASSETS (Dec 2011 only)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
4. INTANGIBLE ASSETS

Intangible assets consisted of the following (in thousands):

	Useful	December 31, 2011			December 31, 2010
	Life		Accumulated	Net Book		Accumulated	Net Book
	(Years)	Gross	Amortization	Value		Amortization	Value
Non-Amortizing:
Kinergy tradename		$2,678	$—	$2,678	$2,678	$—	$2,678
Amortizing:
Customer relationships	10	4,741	(3,211)	1,530	4,741	(2,737)	2,004
Pacific Ethanol tradename	2	800	(550)	250	800	(100)	700
Total intangible assets, net		$8,219	$(3,761)	$4,458	$8,219	$(2,837)	$5,382

Kinergy Tradename – The Company recorded a tradename valued at $2,678,000 in 2006 as part of its acquisition of Kinergy. The Company determined that the Kinergy tradename has an indefinite life and therefore, rather than being amortized, will be tested annually for impairment. The Company did not record any impairment on the Kinergy tradename for the years ended December 31, 2011 and 2010.

Customer Relationships – The Company recorded customer relationships valued at $4,741,000 as part of its acquisition of Kinergy. The Company has established a useful life of ten years for these customer relationships.

Pacific Ethanol Tradename – The Company recorded a tradename valued at $800,000 as part of its acquisition of its ownership interest in New PE Holdco, which relates to its marketing and management agreements with Pacific Ethanol, Inc. The Company has established a useful life of two years for this intangible asset.

Amortization expense associated with intangible assets totaled $924,000 and $574,000 for the years ended December 31, 2011 and 2010, respectively.

The weighted-average unamortized life of the intangible assets is 2.9 years.

The expected amortization expense relating to amortizable intangible assets in each of the remaining four years after December 31, 2011 are (in thousands):

Years Ended December 31,	Amount
2012	$724
2013	474
2014	474
2015	108
Total	$1,780

7. ACCOUNTING FOR EMERGENCE FROM BANKRUPTCY (Dec 2011 only)	12 Months Ended
Dec. 31, 2011
Reorganizations [Abstract]
7. ACCOUNTING FOR EMERGENCE FROM BANKRUPTCY

Gain on Bankruptcy Exit – On the Effective Date, the Company ceased to own the Plant Owners as they emerged from bankruptcy. As a result, the Company removed the related assets of $175,070,000 and liabilities of $294,478,000 from its consolidated financial statements, resulting in a net gain on bankruptcy exit of $119,408,000.

Reorganization Costs – In accordance with the Financial Accounting Standards Board’s Accounting Standards Codification 852, Reorganizations, revenues, expenses, realized gains and losses, and provisions for losses that can be directly associated with the reorganization and restructuring of the business must be reported separately as reorganization items in the statements of operations. During the year ended December 31, 2010, the Plant Owners recorded professional fees and other organizational costs directly related to the reorganization of $4,153,000.

8. INCOME TAXES (Dec 2011 only)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
8. INCOME TAXES

The asset and liability method is used to account for income taxes. Under this method, deferred tax assets and liabilities are recognized for tax credits and for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that those assets will be realized.

The Company files a consolidated federal income tax return. This return includes all corporate companies 80% or more owned by the Company as well as the Company’s pro-rata share of taxable income from pass-through entities in which the Company holds an ownership interest. State tax returns are filed on a consolidated, combined or separate basis depending on the applicable laws relating to the Company and its subsidiaries.

The Company recorded no provision for income taxes for the years ended December 31, 2011 and 2010.

A reconciliation of the differences between the United States statutory federal income tax rate and the effective tax rate as provided in the consolidated statements of operations is as follows:

	Years Ended December 31,
	2011	2010
Statutory rate	(35.0% )	(35.0% )
State income taxes, net of federal benefit	(3.9)	(4.9)
Section 382 reduction to NOL carryover	(3,827.9)	—
Change in valuation allowance	3,849.0	41.5
Stock compensation	16.8	(1.8)
Other	1.0	0.2
Effective rate	0.0%	0.0%

Deferred income taxes are provided using the asset and liability method to reflect temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities using presently enacted tax rates and laws. The components of deferred income taxes included in the consolidated balance sheets were as follows (in thousands):

	December 31,
	2011	2010
Deferred tax assets:
Net operating loss carryforward	$30,681	$144,814
Capital loss carryover	8,013	7,180
Stock-based compensation	417	3,446
Derivative instruments mark-to-market	201	—
Convertible notes and warrants	—	4,520
Other accrued liabilities	123	231
Fixed assets	157	—
Other	167	279
Total deferred tax assets	39,759	160,470

Deferred tax liabilities:
Investment in New PE Holdco	(3,792)	(756)
Intangibles	(1,706)	(1,901)
Fixed assets	—	(191)
Total deferred tax liabilities	(5,498)	(2,848)

Valuation allowance	(35,352)	(158,713)
Net deferred tax liabilities	$(1,091)	$(1,091)

Classified in balance sheet as:
Deferred income tax benefit (current assets)	$—	$—
Deferred income taxes (long-term liability)	(1,091)	(1,091)
	$(1,091)	$(1,091)

A portion of the Company’s net operating loss carryforwards will be subject to provisions of the tax law that limit the use of losses incurred by a company prior to the date certain ownership changes occur. In April 2011, the Company experienced a change in ownership that initiated a new limitation on the Company’s ability to use its net operating losses. The amount of the Company’s net operating loss carryforwards that would be subject to these limitations was approximately $370,096,000 at December 31, 2011.

Due to the new limitation, a significant portion of these net operating loss carryforwards will expire regardless of whether the Company generates future taxable income. After reducing these net operating loss carryforwards for the amount which will expire, the Company had federal net operating loss carryforwards of approximately $79,605,000 and $366,948,000, and state net operating loss carryforwards of approximately $74,977,000 and $369,349,000, at December 31, 2011 and 2010, respectively.

These net operating loss carryforwards expire at various dates beginning in 2012. The deferred tax asset for the Company’s net operating loss carryforwards at December 31, 2011 does not include $1,076,000 which relates to the tax benefits associated with warrants and non-statutory options exercised by employees, members of the board and others under the various incentive plans. These tax benefits will be recognized in stockholders’ equity rather than in the statements of operations but not until the period in which these amounts decrease taxes payable.

In assessing whether the deferred tax assets are realizable, a more likely than not standard is applied. If it is determined that it is more likely than not that deferred tax assets will not be realized, a valuation allowance must be established against the deferred tax assets. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the associated temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

A valuation allowance has been established in the amount of $35,352,000 and $158,713,000 at December 31, 2011 and 2010, respectively, based on the Company’s assessment of the future realizability of certain deferred tax assets. For the years ended December 31, 2011 and 2010, the Company recorded a decrease in the valuation allowance of $123,361,000 and $30,669,000, respectively. The valuation allowance on deferred tax assets is related to future deductible temporary differences and net operating loss carryforwards (exclusive of net operating losses associated with items recorded directly to equity) for which the Company has concluded it is more likely than not that these items will not be realized in the ordinary course of operations.

At December 31, 2011, the Company had no increase or decrease in unrecognized income tax benefits for the year as a result of uncertain tax positions taken in a prior or current period. There was no accrued interest or penalties relating to tax uncertainties at December 31, 2011. Unrecognized tax benefits are not expected to increase or decrease within the next twelve months.

The Company is subject to income tax in the United States federal jurisdiction and various state jurisdictions and has identified its federal tax return and tax returns in state jurisdictions below as “major” tax filings. These jurisdictions, along with the years still open to audit under the applicable statutes of limitation, are as follows:

Jurisdiction	Tax Years

Federal	2008 – 2010
California	2007 – 2010
Colorado	2007 – 2010
Idaho	2008 – 2010
Nebraska	2008
Oregon	2008 – 2010
Wisconsin	2007 – 2008

However, because the Company had net operating losses and credits carried forward in several of the jurisdictions, including the United States federal and California jurisdictions, certain items attributable to closed tax years are still subject to adjustment by applicable taxing authorities through an adjustment to tax attributes carried forward to open years.

9. PREFERRED STOCK (Dec 2011 only)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
9. PREFERRED STOCK (Dec 2011 only)

The Company has 6,734,835 undesignated shares of authorized and unissued preferred stock, which may be designated and issued in the future on the authority of the Company’s Board of Directors. As of December 31, 2011, the Company had the following designated preferred stock:

Series A Preferred Stock – The Company has authorized 1,684,375 shares of Series A Cumulative Redeemable Convertible Preferred Stock (“Series A Preferred Stock”), with none outstanding at December 31, 2011 and 2010. Shares of Series A Preferred Stock that are converted into shares of the Company’s common stock revert to undesignated shares of authorized and unissued preferred stock.

Upon any issuance, the Series A Preferred Stock would rank senior in liquidation and dividend preferences to the Company’s common stock. Holders of Series A Preferred Stock would be entitled to quarterly cumulative dividends payable in arrears in cash in an amount equal to 5% per annum of the purchase price per share of the Series A Preferred Stock. The holders of the Series A Preferred Stock would have conversion rights initially equivalent to two shares of common stock for each share of Series A Preferred Stock, subject to customary antidilution adjustments. Certain specified issuances will not result in antidilution adjustments. The shares of Series A Preferred Stock would also be subject to forced conversion upon the occurrence of a transaction that would result in an internal rate of return to the holders of the Series A Preferred Stock of 25% or more. Accrued but unpaid dividends on the Series A Preferred Stock are to be paid in cash upon any conversion of the Series A Preferred Stock.

The holders of Series A Preferred Stock would have a liquidation preference over the holders of the Company’s common stock equivalent to the purchase price per share of the Series A Preferred Stock plus any accrued and unpaid dividends on the Series A Preferred Stock. A liquidation would be deemed to occur upon the happening of customary events, including transfer of all or substantially all of the Company’s capital stock or assets or a merger, consolidation, share exchange, reorganization or other transaction or series of related transaction, unless holders of 66 2/3% of the Series A Preferred Stock vote affirmatively in favor of or otherwise consent to such transaction.

Series B Preferred Stock – The Company has authorized 1,580,790 shares of Series B Preferred Stock, with 926,942 and 1,455,924 outstanding at December 31, 2011 and 2010, respectively. Shares of Series B Preferred Stock that are converted into shares of the Company’s common stock revert to undesignated shares of authorized and unissued preferred stock.

The Series B Preferred Stock ranks senior in liquidation and dividend preferences to the Company’s common stock. Holders of Series B Preferred Stock are entitled to quarterly cumulative dividends payable in arrears in cash in an amount equal to 7.00% per annum of the purchase price per share of the Series B Preferred Stock; however, subject to the provisions of the Letter Agreement described below, such dividends may, at the option of the Company, be paid in additional shares of Series B Preferred Stock based initially on the liquidation value of the Series B Preferred Stock. The holders of Series B Preferred Stock have a liquidation preference over the holders of the Company’s common stock initially equivalent to $19.50 per share of the Series B Preferred Stock plus any accrued and unpaid dividends on the Series B Preferred Stock. A liquidation will be deemed to occur upon the happening of customary events, including the transfer of all or substantially all of the capital stock or assets of the Company or a merger, consolidation, share exchange, reorganization or other transaction or series of related transaction, unless holders of 66 2/3% of the Series B Preferred Stock vote affirmatively in favor of or otherwise consent that such transaction shall not be treated as a liquidation. The Company believes that such liquidation events are within its control and therefore has classified the Series B Preferred Stock in stockholders’ equity.

The holders of the Series B Preferred Stock have conversion rights initially equivalent to 0.43 shares of common stock for each share of Series B Preferred Stock. The conversion ratio is subject to customary antidilution adjustments. In addition, antidilution adjustments are to occur in the event that the Company issues equity securities, including derivative securities convertible into equity securities (on an as-converted or as-exercised basis), at a price less than the conversion price then in effect. The shares of Series B Preferred Stock are also subject to forced conversion upon the occurrence of a transaction that would result in an internal rate of return to the holders of the Series B Preferred Stock of 25% or more. The forced conversion is to be based upon the conversion ratio as last adjusted. Accrued but unpaid dividends on the Series B Preferred Stock are to be paid in cash upon any conversion of the Series B Preferred Stock.

The holders of Series B Preferred Stock vote together as a single class with the holders of the Company’s common stock on all actions to be taken by the Company’s stockholders. Each share of Series B Preferred Stock entitles the holder to three votes on all matters to be voted on by the stockholders of the Company. Notwithstanding the foregoing, the holders of Series B Preferred Stock are afforded numerous customary protective provisions with respect to certain actions that may only be approved by holders of a majority of the shares of Series B Preferred Stock.

In 2008, the Company entered into Letter Agreements with Lyles United LLC (“Lyles United”) and other purchasers under which the Company expressly waived its rights under the Certificate of Designations relating to the Series B Preferred Stock to make dividend payments in additional shares of Series B Preferred Stock in lieu of cash dividend payments without the prior written consent of Lyles United and the other purchasers.

Registration Rights Agreement – In connection with the sale of its Series B Preferred Stock, the Company entered into a registration rights agreement with Lyles United. The registration rights agreement is to be effective until the holders of the Series B Preferred Stock, and their affiliates, as a group, own less than 10% for each of the series issued, including common stock into which such Series B Preferred Stock has been converted. The registration rights agreement provides that holders of a majority of the Series B Preferred Stock, including common stock into which such Series B Preferred Stock has been converted, may demand and cause the Company to register on their behalf the shares of common stock issued, issuable or that may be issuable upon conversion of the Preferred Stock and as payment of dividends thereon, and upon exercise of the related warrants (collectively, the “Registrable Securities”). The Company is required to keep such registration statement effective until such time as all of the Registrable Securities are sold or until such holders may avail themselves of Rule 144 for sales of Registrable Securities without registration under the Securities Act of 1933, as amended. The holders are entitled to two demand registrations on Form S-1 and unlimited demand registrations on Form S-3; provided, however, that the Company is not obligated to effect more than one demand registration on Form S-3 in any calendar year. In addition to the demand registration rights afforded the holders under the registration rights agreement, the holders are entitled to unlimited “piggyback” registration rights. These rights entitle the holders who so elect to be included in registration statements to be filed by the Company with respect to other registrations of equity securities. The Company is responsible for all costs of registration, plus reasonable fees of one legal counsel for the holders, which fees are not to exceed $25,000 per registration. The registration rights agreement includes customary representations and warranties on the part of both the Company and the holders and other customary terms and conditions.

The Company recorded preferred stock dividends of $1,265,000 and $2,847,000 for the years ended December 31, 2011 and 2010, respectively. As of December 31, 2011, the Company had accrued and unpaid dividends of $7,315,000.

11. STOCK-BASED COMPENSATION (Dec 2011 only)	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
11. STOCK-BASED COMPENSATION (Dec 2011 only)

The Company has two equity incentive compensation plans: a 2004 Stock Option Plan and a 2006 Stock Incentive Plan.

2004 Stock Option Plan – The 2004 Stock Option Plan authorized the issuance of incentive stock options (“ISOs”) and non-qualified stock options (“NQOs”) to the Company’s officers, directors or key employees or to consultants that do business with the Company for up to an aggregate of 357,143 shares of common stock. On September 7, 2006, the Company terminated the 2004 Stock Option Plan, except to the extent of issued and outstanding options then existing under the plan. The Company had 11,429 stock options outstanding under its 2004 Stock Option Plan at December 31, 2011 and 2010.

2006 Stock Incentive Plan – The 2006 Stock Incentive Plan authorizes the issuance of options, restricted stock, restricted stock units, stock appreciation rights, direct stock issuances and other stock-based awards to the Company’s officers, directors or key employees or to consultants that do business with the Company for up to an aggregate of 1,214,285 shares of common stock.

Stock Options – On August 1, 2011 and August 25, 2011, the Company granted options to purchase an aggregate of 193,000 and 16,000 shares of the Company’s common stock at exercise prices of $0.86 and $0.35 per share, which were the respective closing prices per share of the Company’s common stock on the dates of grant, with estimated fair values of $0.44 and $0.18, respectively. The options vest as to 33% on April 2, 2012 and 33% on each of April 1, 2013 and April 1, 2014. The options expire in 10 years from the date of grant. Fair value was determined using the Black Scholes Option Pricing Model. For the August 1, 2011 grants, the inputs to estimating fair value were: exercise price of $0.86; estimated life of 5.0 years; expected volatility of 56.7%; and risk free interest rate of 2.50%. For the August 25, 2011 grants, the inputs to estimating fair value were: exercise price of $0.35; estimated life of 5.0 years; expected volatility of 56.7% and risk free interest rate of 2.50%. The Company estimates expected volatility using peer companies within its industry.

Summaries of the status of Company’s stock option plans as of December 31, 2011 and 2010 and of changes in options outstanding under the Company’s plans during those years are as follows (in thousands, except exercise prices):

	Years Ended December 31,
	2011		2010
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at beginning of year	11	$57.82	11	$57.82
Issued	209	$0.82	—	—
Outstanding at end of year	220	$3.78	11	$57.82
Options exercisable at end of year	11	$57.82	11	$57.82

Stock options outstanding as of December 31, 2011, were as follows (number of shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (yrs)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.35-0.86	209	9.59	$0.82	—	—
$57.75-58.10	11	3.57	$57.82	11	$57.82

The options outstanding at December 31, 2011 and 2010 had intrinsic values of $50,000 and $0, respectively.

Restricted Stock – The Company grants to certain employees and directors shares of restricted stock under its 2006 Stock Incentive Plan pursuant to restricted stock agreements. A summary of unvested restricted stock activity is as follows (shares in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2009	40	$56.63
Issued	585	$8.40
Vested	(145)	$14.91
Canceled	(11)	$45.64
Unvested at December 31, 2010	469	$9.66
Issued	264	$0.86
Vested	(251)	$10.56
Canceled	(9)	$9.70
Unvested at December 31, 2011	473	$4.27

Stock-based compensation expense related to employee and non-employee stock grants and options recognized in income were as follows (in thousands):

	Years Ended December 31,
	2011	2010
Employees	$1,522	$1,895
Non-employees	756	576
Total stock-based compensation expense	$2,278	$2,471

At December 31, 2011, the total compensation cost related to unvested awards which had not been recognized was $2,111,000 and the associated weighted-average period over which the compensation cost attributable to those unvested awards would be recognized was 3.54 years.

15. PLANT OWNERS CONDENSED COMBINED FINANCIAL STATEMENTS (Dec 2011 only)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
15. PLANT OWNERS CONDENSED COMBINED FINANCIAL STATEMENTS (Dec 2011 only)

Since the consolidated financial statements of the Company include entities other than the Plant Owners, below are the condensed combined financial statements of the Plant Owners for the periods included in these consolidated financial statements during the pendency of their Chapter 11 Filings. These condensed combined financial statements have been prepared, in all material respects, on the same basis as the consolidated financial statements of the Company. The condensed combined financial statements of the Plant Owners during the pendency of their Chapter 11 Filings are as follows (unaudited, in thousands):

PACIFIC ETHANOL HOLDING CO. LLC AND SUBSIDIARIES

CONDENSED COMBINED STATEMENTS OF OPERATIONS

January 1, 2010 to June 29, 2010

Net sales	$89,737
Cost of goods sold	98,140
Gross loss	(8,403)
Selling, general and administrative expenses	1,829
Loss from operations	(10,232)
Other expense, net	(1,253)
Loss before reorganization costs and gain from bankruptcy exit	(11,485)
Reorganization costs	(4,153)
Gain from bankruptcy exit	119,408
Net income	$103,770

PACIFIC ETHANOL HOLDING CO. LLC AND SUBSIDIARIES

CONDENSED COMBINED STATEMENTS OF CASH FLOWS

January 1, 2010 to June 29, 2010

Operating Activities:
Net income	$103,770
Adjustments to reconcile net income to ash used in operating activities:
Gain on bankruptcy exit	(119,408)
Depreciation and amortization of intangibles	5,064
Gain on derivative instruments	(1,206)
Amortization of deferred financing costs	85
Changes in operating assets and liabilities:
Accounts receivable	(5,059)
Inventories	2,948
Prepaid expenses and other assets	159
Accounts payable and accrued expenses	6,839
Net cash used in operating activities	$(6,808)
Investing Activities:
Additions to property and equipment	$(310)
Net cash impact of bankruptcy exit	(1,301)
Net cash used in investing activities	$(1,611)
Financing Activities:
Proceeds from borrowings under DIP financing	$5,173
Net cash provided by financing activities	$5,173
Net decrease in cash and cash equivalents	(3,246)
Cash and cash equivalents at beginning of period	3,246
Cash and cash equivalents at end of period	$—

1. ORGANIZATION AND BASIS OF PRESENTATION (Policies)	9 Months Ended
Sep. 30, 2012
Organization And Basis Of Presentation Policies
Organization and Business

Organization and Business – The consolidated financial statements include the accounts of Pacific Ethanol, Inc., a Delaware corporation (“Pacific Ethanol”), and its wholly-owned subsidiaries, including Kinergy Marketing LLC, an Oregon limited liability company (“Kinergy”) and its wholly-owned subsidiary Pacific Ag. Products, LLC, a California limited liability company (“PAP”) for all periods presented, and for the periods specified below, the Plant Owners (as defined below) (collectively, the “Company”).

The Company is the leading marketer and producer of low-carbon renewable fuels in the Western United States. The Company also sells ethanol co-products, including wet distillers grain and syrup (“WDG”), and provides transportation, storage and delivery of ethanol through third-party service providers in the Western United States, primarily in California, Arizona, Nevada, Utah, Oregon, Colorado, Idaho and Washington. The Company sells ethanol produced by the Pacific Ethanol Plants (as defined below) and unrelated third parties to gasoline refining and distribution companies and sells its WDG to dairy operators and animal feed distributors.

The Company manages the production and operation of the four ethanol production facilities, namely, Pacific Ethanol Madera LLC, Pacific Ethanol Columbia, LLC, Pacific Ethanol Stockton, LLC and Pacific Ethanol Magic Valley, LLC (collectively, the “Pacific Ethanol Plants”) and their holding company, Pacific Ethanol Holding Co. LLC (“PEHC,” and together with the Pacific Ethanol Plants, the “Plant Owners”). PEHC is a wholly-owned subsidiary of New PE Holdco LLC (“New PE Holdco”) which, in turn, is a subsidiary of the Company. These four facilities have an aggregate annual production capacity of up to 200 million gallons. As of September 30, 2012, three of the facilities were operating and one of the facilities was idled. When market conditions permit, and with approval of New PE Holdco, the Company intends to resume operations at the Madera, California facility.

On October 6, 2010, the Company purchased an initial 20% ownership interest in New PE Holdco, a variable interest entity (“VIE”), from a number of New PE Holdco’s owners. At that time, the Company determined it was the primary beneficiary of New PE Holdco, and as such, has consolidated the results of New PE Holdco since then. See Note 2 – Variable Interest Entity. On each of November 29, 2011 and December 19, 2011, the Company purchased an additional 7% ownership interest in New PE Holdco. Further, on July 13, 2012, the Company purchased an additional 33% ownership interest in New PE Holdco, bringing the Company’s total ownership interest in New PE Holdco to 67% as of September 30, 2012.

Liquidity

Liquidity – Despite the liquidity risks relative to the Plant Owners’ credit facilities, the Company believes that current and future available capital resources, revenues generated from operations, and other existing sources of liquidity, including its credit facilities, will be adequate to meet its anticipated working capital and capital expenditure requirements for the next twelve months. See Note 5 – Debt. If, however, the Company’s capital requirements or cash flow vary materially from its current projections, or if other unforeseen circumstances occur, such as a lack of significant improvement or further deterioration of corn crush margins, the Company may require additional financing during that period. The Company’s failure to raise capital, if needed, could restrict its growth, hinder its ability to compete and adversely impact its operations.

Basis of Presentation-Interim Financial Statements

Basis of Presentation–Interim Financial Statements – The accompanying unaudited consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Results for interim periods should not be considered indicative of results for a full year. These interim consolidated financial statements should be read in conjunction with the consolidated financial statements for the years ended December 31, 2011 and 2010 and related notes beginning on page F-20 of this prospectus. The accounting policies used in preparing these consolidated financial statements are the same as those described in Note 1 to such consolidated financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement of the results for interim periods have been included. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates - The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required as part of determining the consolidation of VIEs, fair value of convertible notes and warrants, allowance for doubtful accounts, estimated lives of property and equipment and intangibles, long-lived asset impairments, valuation allowances on deferred income taxes and the potential outcome of future tax consequences of events recognized in the Company’s financial statements or tax returns. Actual results and outcomes may materially differ from management’s estimates and assumptions.

Reclassifications

Reclassification - Reclassifications of prior year’s data have been made to conform to 2012 classifications. Such classifications had no effect on net income (loss) reported in the consolidated statements of operations.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts – Trade accounts receivable are presented at face value, net of the allowance for doubtful accounts. The Company sells ethanol to gasoline refining and distribution companies and sells WDG to dairy operators and animal feed distributors generally without requiring collateral.

The Company maintains an allowance for doubtful accounts for balances that appear to have specific collection issues. The collection process is based on the age of the invoice and requires attempted contacts with the customer at specified intervals. If, after a specified number of days, the Company has been unsuccessful in its collection efforts, a bad debt allowance is recorded for the balance in question. Delinquent accounts receivable are charged against the allowance for doubtful accounts once uncollectibility has been determined. The factors considered in reaching this determination are the apparent financial condition of the customer and the Company’s success in contacting and negotiating with the customer. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of ability to make payments, additional allowances may be required.

Of the total accounts receivable balance, approximately $25,540,000 and $23,715,000 at September 30, 2012 and December 31, 2011, respectively, were used as collateral under Kinergy’s working capital line of credit. The allowance for doubtful accounts was $9,000 and $24,000 as of September 30, 2012 and December 31, 2011, respectively. The Company recorded net bad debt recoveries of $15,000 and $185,000 for the nine months ended September 30, 2012 and 2011, respectively.

2. VARIABLE INTEREST ENTITY (Tables)	9 Months Ended
Sep. 30, 2012
Variable Interest Entity Tables
Value and classification of assets that are collateral for obligations of New PE Holdco

The carrying values and classification of assets that are collateral for the obligations of New PE Holdco consisted of the following (in thousands):

	September 30, 2012	December 31, 2011
Cash and cash equivalents	$92	$2,070
Other current assets	13,368	14,320
Property and equipment	148,390	155,523
Other assets	1,368	1,693
Total assets	$163,218	$173,606

Current liabilities	$6,063	$3,064
Long-term debt, including current portion	91,186	73,256
Other liabilities	195	158
Total liabilities	$97,444	$76,478

3. INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2012
Inventories Tables
Inventories
	September 30, 2012	December 31, 2011
Finished goods	$8,089	$9,429
Work in progress	4,164	4,284
Raw materials	1,273	1,334
Other	848	1,084
Total	$14,374	$16,131

4. DERIVATIVES (Tables)	9 Months Ended
Sep. 30, 2012
Derivatives Tables
Derivatives not designated as hedging instruments

		Realized Gains
		Nine Months Ended September 30,
Type of Instrument	Statements of Operations Location	2012	2011
Commodity contracts	Cost of goods sold	$277	$460

		Unrealized Losses
		Nine Months Ended September 30,
Type of Instrument	Statements of Operations Location	2012	2011
Commodity contracts	Cost of goods sold	$(479)	$(126)

5. DEBT (Tables)	9 Months Ended
Sep. 30, 2012
Debt Tables
Long Term Debt

	September 30, 2012	December 31, 2011
Kinergy operating line of credit	$17,158	$20,432
Senior unsecured notes	10,000	–
Note payable to related party	750	750
Plant Owners’ term debt	52,687	51,279
Plant Owners’ operating line of credit	38,500	21,978
	119,095	94,439
Less short-term portion	(50,105)	(750)
Long-term debt	$68,990	$93,689

7. COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2012
Commitments And Contingencies Tables
Sales commitments
Fixed-Price Contracts
Ethanol	$70
WDG	521
Total	$591

Indexed-Price Contracts (Volume)
Ethanol (gallons)	97,708
WDG (tons)	55

8. FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Measurements Tables
Significant assumptions used in the valuations

Original Issue Date	Exercise Price	Volatility	Risk Free Int Rate	Term (yrs)	Marketability Discount	Fair Value

October 2010	$0.12	75.6%	0.62%	5.10	48.0%	$43
December 2011	$0.84	77.7%	0.47%	4.21	55.9%	585
July 2012	$0.50	76.8%	0.62%	4.76	57.5%	3,351
July 2012	$0.43	73.9%	0.17%	1.26	57.5%	858
September 2012	$0.59	74.1%	0.31%	3.00	58.5%	1,658
						$6,495

As of December 31, 2011:

Original Issue Date	Exercise Price	Volatility	Risk Free Int Rate	Term (yrs)	Marketability Discount	Fair Value

October 2010	$0.45	68.0%	1.09%	5.90	47.4%	$226
December 2011	$1.50	68.0%	0.83%	4.96	52.0%	1,695
						$1,921

Changes in the fair value of the Company's Level 3 inputs

Balance, December 31, 2011	$1,921
Warrant exercises	(112)
Adjustments to fair value for the period	33
Balance, March 31, 2012	1,842
Adjustments to fair value for the period	(1,285)
Balance, June 30, 2012	557
July Offering	3,380
September Offering	1,658
Adjustments to fair value for the period	900
Balance, September 30, 2012	$6,495

Summary of fair value measurements by level

The following table summarizes fair value measurements by level at September 30, 2012 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$514	–	–	$514
Total Assets	$514	$–	$–	$514

__________

(1) Included in other current assets in the consolidated balance sheets.

	Level 1	Level 2	Level 3	Total
Liabilities:
Warrants	$–	$–	$6,495	$6,495
Commodity contracts(1)	291	–	–	291
Total Liabilities	$291	$–	$6,495	$6,786

__________

(1) Included in accrued liabilities in the consolidated balance sheets.

The following tables summarize fair value measurements by level at December 31, 2011 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$244	–	–	$244
Total Assets	$244	$–	$–	$244

__________

(1) Included in other current assets in the consolidated balance sheets.

	Level 1	Level 2	Level 3	Total
Liabilities:
Warrants(1)	$–	$–	$1,921	$1,921
Commodity contracts(2)	500	–	–	500
Total Liabilities	$500	$–	$1,921	$2,421

__________

(1) Included in other liabilities in the consolidated balance sheets.

(2) Included in accrued liabilities in the consolidated balance sheets.

9. EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share Tables
Earning Per Share

The following tables compute basic and diluted earnings per share (in thousands, except per share data):

	Nine Months Ended September 30, 2012
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol	$(13,553)
Less: Preferred stock dividends	(949)
Basic and diluted loss per share:
Loss available to common stockholders	$(14,502)	96,203	$(0.15)

	Nine Months Ended September 30, 2011
	Income Numerator	Shares Denominator	Per-Share Amount
Net income attributed to Pacific Ethanol	$5,120
Less: Preferred stock dividends	(946)
Basic income per share:
Income available to common stockholders	$4,174	21,230	$0.20
Add: Stock options	–	98
Diluted income per share:
Income available to common stockholders	$4,174	21,328	$0.20

1. ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Organization and basis of Presentation
Line of credit collateral used	$ 25,540,000		$ 25,540,000		$ 23,715,000
Allowance for doubtful accounts	9,000		9,000		24,000
Bad debt recovery	$ 15,000	$ 45,000	$ 15,000	$ 185,000	$ 218,000	$ 184,000

2. VARIABLE INTEREST ENTITY (Details) (VIEBalanceSheetMember, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
VIEBalanceSheetMember
Values and classification of assets that are collateral for the obligations of New PE Holdco
Cash and cash equivalents	$ 92	$ 2,070
Other current assets	13,368	14,320
Property and equipment	148,390	155,523
Other assets	1,368	1,693
Total assets	163,218	173,606
Current liabilities	6,063	3,064
Long-term debt, including current portion	91,186	73,256
Other liabilities	195	158
Total liabilities	$ 97,444	$ 76,478

2. VARIABLE INTEREST ENTITY (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Variable Interest Entity Details Narrative
Proforma net income (loss) available to common stockholders	$ (23,288,000)	$ (1,311,000)
Proforma income (loss) per share	$ (0.21)	$ (0.03)

3. INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory balances
Finished goods	$ 8,089	$ 9,429
Work in progress	4,164	4,284
Raw materials	1,273	1,334
Other	848	1,084
Total	$ 14,374	$ 16,131	$ 17,306

4. DERIVATIVES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Commodity contracts [Member] Non Designated Derivative Instruments [Member] Cost of goods sold [Member]	Sep. 30, 2011 Commodity contracts [Member] Non Designated Derivative Instruments [Member] Cost of goods sold [Member]
Classification and amounts of the Company's derivatives not designated as hedging instruments
Realized Gains (Losses)			$ 277	$ 460
Unrealized Gains	$ (96)	$ (1,049)	$ (479)	$ (126)

4. DERIVATIVES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Additional details
Recognized gains and losses due to change in fair value	$ 202,000	$ 334,000
Notional balances	24,102,000		9,186,000
Accrued liabilities	291,000		500,000
Other Assets	$ 514,000		$ 244,000

5. DEBT (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term borrowings are summarized as follows
Kinergy operating line of credit	$ 17,158	$ 20,432
Senior unsecured notes	10,000
Note payable to related party	750	750
Plant Owner's term debt	52,687	51,279
Plant Owner's operating line of credit	38,500	21,978
Long-term Debt, current and non-current	119,095	94,439
Less short-term portion	(50,105)	(750)
Long-term debt	$ 68,990	$ 93,689	$ 84,981

5. DEBT (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Recorded interest notes payable, related party	$ 45,000	$ 60,000
Kinergy
Unused availability under the revolving credit facility	4,200,000
Plant Owners
Unused availability under the revolving credit facility	700,000
Increased borrowings under line of credit	$ 16,522,000

6. COMMON STOCK AND WARRANTS (Details Narrative) (USD $)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Exercised warrants with respect of common stock on a cashless exercise basis - shares	252,101
Net shares of common stock issued on a cashless basis - shares	172,269
Warrant holders exercised warrants for cash - shares	50,000
Warrant holders exercised warrants for cash - amount	$ 26,500

7. COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Sales commitments amount, fixed price contracts	$ 591
EthanolMember
Sales commitments amount, fixed price contracts	70
WetDistillersGrainMember
Sales commitments amount, fixed price contracts	$ 521

7. COMMITMENTS AND CONTINGENCIES (Details Narrative) (EthanolMember, USD $)	Sep. 30, 2012
EthanolMember
Fixed-price purchase contracts to purchase, ethanol	$ 14,153,000

8. FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Significant assumptions used in the valuations
Fair value	$ 6,495	$ 1,921
Warrants issued in October 2010 [Member]
Significant assumptions used in the valuations
Exercise price	$ 0.12	$ 0.45
Volatility	75.60%	68.00%
Risk free interest rate	0.62%	1.09%
Term (years)	5 years 1 month 7 days	5 years 11 months 2 days
Marketability discount	48.00%	47.40%
Fair value	43	226
Warrants issued in December 2011 [Member]
Significant assumptions used in the valuations
Exercise price	$ 0.84	$ 1.5
Volatility	77.70%	68.00%
Risk free interest rate	0.47%	0.83%
Term (years)	4 years 3 months 17 days	4 years 11 months 16 days
Marketability discount	55.90%	52.00%
Fair value	585	1,695
Warrants 1 Issued July 2012 [Member]
Significant assumptions used in the valuations
Exercise price	$ 0.5
Volatility	76.80%
Risk free interest rate	0.62%
Term (years)	4 years 9 months 10 days
Marketability discount	57.50%
Fair value	3,351
Warrants 2 Issued July 2012 [Member]
Significant assumptions used in the valuations
Exercise price	$ 0.43
Volatility	73.90%
Risk free interest rate	0.17%
Term (years)	1 year 3 months 1 day
Marketability discount	57.50%
Fair value	858
Warrants Issued September 2012 [Member]
Significant assumptions used in the valuations
Exercise price	$ 0.59
Volatility	74.10%
Risk free interest rate	0.31%
Term (years)	3 years
Marketability discount	58.50%
Fair value	$ 1,658

8. FAIR VALUE MEASUREMENTS (Details 1) (Level 3 [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2012
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 557	$ 1,842	$ 1,921	$ 1,921
Warrant exercises			(112)	(112)
Adjustments to fair value for the period	900	(1,285)	33
Ending Balance	6,495	557	1,842	6,495
July Offering	3,380			3,380
September Offering	$ 1,658			$ 1,658

8. FAIR VALUE MEASUREMENTS (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Liabilities:
Liabilities	$ 6,786,000	$ 2,421,000
Assets:
Assets	514,000	244,000
Commodity Contracts [Member]
Liabilities:
Liabilities	291,000	500,000
Assets:
Assets	514,000	244,000
Warrants [Member]
Liabilities:
Liabilities	6,495,000	1,921,000
Level 3 [Member]
Liabilities:
Liabilities	6,495,000	1,921,000
Assets:
Assets
Level 3 [Member] | Commodity Contracts [Member]
Liabilities:
Liabilities
Assets:
Assets
Level 3 [Member] | Warrants [Member]
Liabilities:
Liabilities	6,495,000	1,921,000
Level 1 [Member]
Liabilities:
Liabilities	291,000	500,000
Assets:
Assets	514,000	244,000
Level 1 [Member] | Commodity Contracts [Member]
Liabilities:
Liabilities	291,000	500,000
Assets:
Assets	514,000	244,000
Level 1 [Member] | Warrants [Member]
Liabilities:
Liabilities
Level 2 [Member]
Liabilities:
Liabilities
Assets:
Assets
Level 2 [Member] | Commodity Contracts [Member]
Liabilities:
Liabilities
Assets:
Assets
Level 2 [Member] | Warrants [Member]
Liabilities:
Liabilities

9. EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Details
Net loss/Income	$ (13,553)	$ 5,120	$ 3,074	$ 73,892
Less: Preferred stock dividends	(949)	(946)
Basic and diluted loss per share:
Loss/Income available to common stockholders	$ (14,502)	$ 4,174
Basic and diluted, shares	96,203	21,328
Basic and diluted, per share	$ (0.15)	$ 0.2	$ 0.05	$ 6.76

9. EARNINGS PER SHARE (Details Narrative)	9 Months Ended
Sep. 30, 2011
Earnings Per Share Details Narrative
Potentially dilutive weighted-average shares from convertible securities not considered in calculation of diluted shares	3,300,000

10. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions Details Narrative
Note payable to its Chief Executive Officer	$ 750	$ 750